Registration No. 333-65048
811-07837
As Filed with the Securities and Exchange Commission on August 13, 2008

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933          [ X ]

Pre-Effective Amendment No. ____          [  ]

Post-Effective Amendment No.__15__         [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ X ]

Amendment No.__29__          [ X ]

Sun Life of Canada (U.S.) Variable Account G
Registrant

Sun Life Assurance Company of Canada (U.S.)
Depositor

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Depositor's Address

1-888-594-2654
Depositor's Telephone Number

Sandra DaDalt
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[  ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[  ]  on May 1, 2008 pursuant to paragraph (b) of Rule 485.

[ X ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[  ]  on May 1, 2008 pursuant to paragraph (a)(1) of Rule 485.

[  ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment No. 15 to the Registration Statement on Form N-6 (the "Registration Statement") (File Nos. 333-65048, 811-07837) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, in order to supplement the registration statement with a prospectus and statement of additional information that utilize 2001 CSO Mortality Tables. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 14 to the Registration Statement.

PART A

Futurity Corporate VUL
Sun Life of Canada (U.S.) Variable Account G
A Flexible Premium Variable Universal Life Insurance Policy
Prospectus
November 1, 2008
This prospectus describes the variable universal life insurance policy (the "Policy") issued by Sun Life Assurance Company of Canada (U.S.) ("we", "us" or "Company"), a member of the Sun Life Financial group of companies, through Sun Life of Canada (U.S.) Variable Account G (the “Variable Account”), one of our separate accounts.  The Policy is being offered to corporations to insure employees and other persons in whom they have an insurable interest on an individual basis.  This prospectus contains important information You should understand before purchasing a Policy.  We use certain special terms which are defined in Appendix A.  You should read this prospectus carefully and keep it for future reference.  You may choose among a number of Sub-Accounts and a Fixed Account Option.  The Sub-Accounts in the Variable Account invest in shares of the following Funds:

ASSET ALLOCATION	LARGE CAP EQUITY
MFS Total Return Portfolio (Service Class)	AIM V.I. Capital Appreciation Fund (Series I Shares)
EMERGING MARKETS BOND	AIM V.I. Core Equity Fund (Series I Shares)
PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class)	AllianceBernstein VPS Growth and Income Portfolio (Class B)
HIGH YIELD BOND	Dreyfus Stock Index Fund, Inc. (Initial Shares)
MFS High Yield Portfolio (Service Class)	Fidelity VIP Contrafund® Portfolio (Service Class 2)
Fidelity VIP Growth Portfolio (Service Class 2)
SCSM PIMCO High Yield Fund (Initial Class)	Goldman Sachs VIT Capital Growth Fund
INFLATION-PROTECTED BOND	Goldman Sachs VIT Structured U.S. Equity Fund
PIMCO VIT Real Return Portfolio (Administrative Class)
INTERMEDIATE TERM BOND	MFS Capital Appreciation Portfolio (Service Class)
MFS Bond Portfolio (Service Class)
MFS Government Securities Portfolio (Service Class)	MFS Core Equity Portfolio (Service Class)
PIMCO VIT Total Return Portfolio (Administrative Class)	MFS Growth Portfolio (Service Class)#
Sun Capital Investment Grade Bond Fund® (Initial Class)	MFS Massachusetts Investors Growth Stock Portfolio (Service Class)
INTERNATIONAL/GLOBAL EQUITY	MFS Blended Research Core Equity Portfolio (Service Class)
AIM V.I. International Growth Fund (Series I Shares)	MFS Research Portfolio (Service Class)
AllianceBernstein VPS International Growth Portfolio (Class B)	MFS Strategic Value Portfolio (Service Class)
Fidelity VIP Overseas Portfolio (Service Class 2)	MFS Value Portfolio (Service Class)
MFS International Growth Portfolio (Service Class)	Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares)
Templeton Foreign Securities Fund (Class 2)	Rydex VT Nova Fund
Templeton Growth Securities Fund (Class 2)	Rydex VT NASDAQ-100® Fund##
INTERNATIONAL/ GLOBAL SMALL/MID CAP EQUITY	SCSM Davis Venture Value Fund (Initial Class)
Lord Abbett Series Fund – International Portfolio (Class VC)	SCSM Lord Abbett Growth & Income Fund (Initial Class)
MID CAP EQUITY	SCSM Oppenheimer Large Cap Core Fund (Initial Class)####
AIM V.I. Dynamics Fund (Series I Shares)	T. Rowe Price Equity Income Portfolio
Delaware VIP Growth Opportunities Series (Standard Class)	REAL ESTATE EQUITY
Delaware VIP Trend Series (Standard Class)	Sun Capital Global Real Estate Fund® (Initial Class)###
Dreyfus IP MidCap Stock Portfolio (Initial Shares)	SHORT TERM BOND

MFS Mid Cap Growth Portfolio (Service Class)	SCSM Goldman Sachs Short Duration Fund (Initial Class)
Neuberger Berman AMT Regency Portfolio (Class I)	SMALL CAP EQUITY
AIM V.I. Small Cap Equity Fund (Series I Shares)
SCSM Blue Chip Mid Cap Fund (Initial Class)	AllianceBernstein VPS Small Cap Growth Portfolio (Class B)
SCSM Goldman Sachs Mid Cap Value Fund (Initial Class)	Delaware VIP Small Cap Value Series (Standard Class)
MONEY MARKET	DWS Small Cap Index VIP (Class B)
Sun Capital Money Market Fund® (Initial Class)
MULTI SECTOR BOND	SCSM Oppenheimer Main Street Small Cap Fund (Initial Class)
MFS Strategic Income Portfolio (Service Class)	SPECIALTY/SECTOR EQUITY
AllianceBernstein VPS Global Technology Portfolio (Class B)
MFS Utilities Portfolio (Service Class)
THIS POLICY IS ONLY AVAILABLE FOR SALE ON AND AFTER JANUARY 1, 2009.

Invesco Aim Advisors, Inc. advises the AIM Funds and advisory entities affiliated with Invesco Aim Advisors, Inc. subadvise the AIM Funds.  Alliance Capital Management L.P. advises the AllianceBernstein Portfolios.  Delaware Management Company advises the Delaware Series.  Dreyfus Corporation advises the Dreyfus MidCap Stock Portfolio and the Dreyfus Stock Index Fund, Inc.  Deutsche Asset Management, Inc. advises the DWS Small Cap Index VIP.  Fidelity Management & Research Company advises the Fidelity Portfolios.  Goldman Sachs Asset Management, L.P. advises the Goldman Sachs Funds and subadvises SCSM Goldman Sachs Mid Cap Value Fund and SCSM Goldman Sachs Short Duration Fund.  Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund – International Portfolio and subadvises SCSM Lord Abbett Growth & Income Fund.  Massachusetts Financial Services Company, our affiliate, advises the MFS Portfolios.  Neuberger Berman Management Inc. advises the Neuberger Berman AMT Regency Portfolio.  OppenheimerFunds, Inc. advises the Oppenheimer Capital Appreciation Fund/VA and subadvises the SCSM Oppenheimer Main Street Small Cap Fund and the SCSM Oppenheimer Large Cap Core Fund.  Pacific Investment Management Company advises the PIMCO Portfolios and subadvises SCSM PIMCO High Yield Fund.  Rydex Investments advises the Rydex Funds.  Sun Capital Advisers, LLC, our affiliate, advises the Sun Capital Funds.  Davis Select Advisers, L.P. subadvises SCSM Davis Venture Value Fund. Wellington Management Company, LLP subadvises SCSM Blue Chip Mid Cap Fund.   Templeton Investment Counsel, LLC advises Templeton Foreign Securities Fund.  Templeton Global Advisors Limited advises the Templeton Growth Securities Fund.  T. Rowe Price Associates, Inc. advises the T. Rowe Price Equity Income Portfolio.

Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(888) 594-2654

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Topic	Page

Risk/Benefit Summary of Policy [INSERT PAGE NUMBER]
About Who We Are [INSERT PAGE NUMBER]
The Variable Account [INSERT PAGE NUMBER]
The Funds [INSERT PAGE NUMBER]
Fees and Expenses of the Funds [INSERT PAGE NUMBER]
Potential Conflicts [INSERT PAGE NUMBER]
Our General Account [INSERT PAGE NUMBER]
Application and Issuance [INSERT PAGE NUMBER]
Death Benefit Compliance Test [INSERT PAGE NUMBER]
Initial Premium Payment [INSERT PAGE NUMBER]
Insurable Interest Requirement. [INSERT PAGE NUMBER]
Right to Return Policy Period [INSERT PAGE NUMBER]
Premium Payments [INSERT PAGE NUMBER]
General Limitations [INSERT PAGE NUMBER]
Guideline Premium Test Limitations [INSERT PAGE NUMBER]
Planned Periodic Premiums [INSERT PAGE NUMBER]
Allocation of Net Premium [INSERT PAGE NUMBER]
Modified Endowment Contract [INSERT PAGE NUMBER]
Additional Protection Benefit Rider (APB Rider) [INSERT PAGE NUMBER]
Maturity Date Extension Rider [INSERT PAGE NUMBER]
Enhanced Cash Surrender Value Endorsement [INSERT PAGE NUMBER]
Fixed Account Endorsement [INSERT PAGE NUMBER]
Directed Deductions Endorsement [INSERT PAGE NUMBER]
Death Benefit [INSERT PAGE NUMBER]
Policy Proceeds [INSERT PAGE NUMBER]
Death Benefit Options [INSERT PAGE NUMBER]
Changes in the Death Benefit Option [INSERT PAGE NUMBER]
APB Rider Death Benefit [INSERT PAGE NUMBER]
Minimum Face Amount [INSERT PAGE NUMBER]
Changes in Face Amount [INSERT PAGE NUMBER]
Increases in Face Amount [INSERT PAGE NUMBER]
Decreases in Face Amount [INSERT PAGE NUMBER]
Account Value [INSERT PAGE NUMBER]
Account Value in the Investment Options [INSERT PAGE NUMBER]
Net Investment Factor [INSERT PAGE NUMBER]
Account Value in the Loan Account [INSERT PAGE NUMBER]
Insufficient Value [INSERT PAGE NUMBER]
Grace Period [INSERT PAGE NUMBER]
Splitting Units [INSERT PAGE NUMBER]
Transfer Privileges [INSERT PAGE NUMBER]
Short-Term Trading [INSERT PAGE NUMBER]
The Funds’ Harmful Trading Policies [INSERT PAGE NUMBER]
Accessing Your Account Value [INSERT PAGE NUMBER]
Surrender [INSERT PAGE NUMBER]
Partial Surrenders [INSERT PAGE NUMBER]
Policy Loans [INSERT PAGE NUMBER]
Deferral of Payment [INSERT PAGE NUMBER]
Charges, Deductions and Refunds [INSERT PAGE NUMBER]
Expense Charges Applied to Premium [INSERT PAGE NUMBER]
Sales Load Refund at Surrender [INSERT PAGE NUMBER]
Mortality and Expense Risk Charge [INSERT PAGE NUMBER]
Monthly Expense Charge [INSERT PAGE NUMBER]
Monthly Cost of Insurance [INSERT PAGE NUMBER]
APB Rider Charge [INSERT PAGE NUMBER]
Other Charges and Expenses [INSERT PAGE NUMBER]
Reduction of Charges [INSERT PAGE NUMBER]
Termination of Policy [INSERT PAGE NUMBER]
Other Policy Provisions [INSERT PAGE NUMBER]
Alteration [INSERT PAGE NUMBER]
Assignments [INSERT PAGE NUMBER]
Rights of Owner [INSERT PAGE NUMBER]
Rights of Beneficiary [INSERT PAGE NUMBER]
Reports to Policyowners [INSERT PAGE NUMBER]
Illustrations [INSERT PAGE NUMBER]
Conversion [INSERT PAGE NUMBER]
Misstatement of Age or Sex [INSERT PAGE NUMBER]
Suicide [INSERT PAGE NUMBER]
Incontestability [INSERT PAGE NUMBER]
Addition, Deletion or Substitution of Investments [INSERT PAGE NUMBER]
Nonparticipating [INSERT PAGE NUMBER]
Modification [INSERT PAGE NUMBER]
Entire Contract [INSERT PAGE NUMBER]
Performance Information [INSERT PAGE NUMBER]
Voting Rights [INSERT PAGE NUMBER]
Distribution of Policy [INSERT PAGE NUMBER]
Federal Income Tax Considerations [INSERT PAGE NUMBER]
Our Tax Status [INSERT PAGE NUMBER]
Taxation of Policy Proceeds [INSERT PAGE NUMBER]
Withholding [INSERT PAGE NUMBER]
Other Information [INSERT PAGE NUMBER]
State Regulation [INSERT PAGE NUMBER]
Legal Proceedings [INSERT PAGE NUMBER]
Experts [INSERT PAGE NUMBER]
Registration Statements [INSERT PAGE NUMBER]
Financial Statements [INSERT PAGE NUMBER]
Appendix A - Glossary of Policy Terms [INSERT PAGE NUMBER]
Appendix B - Privacy Policy [INSERT PAGE NUMBER]

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful.  You should rely only on the information contained in this prospectus or in the prospectus or Statement of Additional Information of the underlying mutual funds.  We have not authorized anyone to provide You with information that is different.

Risk/Benefit Summary of Policy

Use of Policy
The Policy provides corporations life insurance coverage on employees or other persons in whose lives they have an insurable interest.  It may be used in connection with various types of non-tax-qualified executive benefit plans.

Premium Payments

-	Generally, You must make an initial minimum premium payment that will sustain the Policy for three months from its Issue Date.

-	You choose the amount and timing of subsequent premium payments, within certain limits.

-	We allocate your net premium payments among the Policy's Sub-Accounts and the Fixed Account according to your instructions.

CONTRACT BENEFITS

Account Value

-	The Account Value equals

-	premiums, plus

-	investment performance of the Sub-Accounts, the Fixed Account and the Loan Account; less

-	any partial surrenders and Policy charges.

Accessing Your Account Value

Cash Surrender Value is

-	Account Value, less

-	Policy Debt, plus

-	any sales load refund due at surrender, plus

-	any Enhanced Cash Surrender Value endorsement benefit.

-	You may borrow from us using the Account Value as collateral. Taking Policy loans may increase the risk of Policy lapse.

-	You may surrender the Policy for its Cash Surrender Value.

-
You may make a partial surrender of only a portion of the Cash Surrender Value once per year after the Policy has been in force for one year.  Reducing the Cash Surrender Value with a partial surrender may increase the risk of Policy lapse.

A partial surrender may cause a decrease in Total Face Amount of your Policy if the Net Amount at Risk after the partial surrender exceeds the Net Amount at Risk before the partial surrender.  The Net Amount at Risk equals the Death Benefit minus your Account Value.

Death Benefit Compliance Test

-	For favorable federal tax treatment, the Policy must meet one of the following standards-

	-	the Guideline Premium Test, or

	-	the Cash Value Accumulation Test.

-	You choose the applicable test. You may not change your election.

-	Please see the Death Benefit Compliance Test paragraph in the About the Policy section of the prospectus for Guideline Premium Test and Cash Value Accumulation Test definitions.

Death Benefit

Specified Face Amount is the amount of life insurance coverage You request.

-	If the Guideline Premium Test applies, You have a choice of two death benefit options-

-	the Specified Face Amount (Option A); or

-	the Specified Face Amount plus your Account Value (Option B).

-	You may change your death benefit option on any Policy Anniversary, subject to our underwriting rules then in effect.

-	If the Cash Value Accumulation Test applies, You will be deemed to have elected Option A, which may not be changed.

-	After the first Policy Year, You may-

-	increase the Specified Face Amount, subject to satisfactory evidence of the Insured’s insurability; or

-	decrease the Specified Face Amount to a level not less than the minimum specified in the Policy.

Investment Options
-	You may allocate your net premium payments among the Sub-Accounts and the Fixed Account.

-	You may transfer amounts from one Sub-Account to another or to the Fixed Account, subject to any limits that we or the Funds may impose.

-	You may transfer amounts from the Fixed Account, subject to our transfer rules in effect at time of transfer.
CONTRACT RISKS

The Variable Account

-	We have established a separate account ( the "Variable Account") to fund the variable insurance benefits under your Policy.

-	The assets of the Variable Account are free from our general creditor's claims.

-	The Variable Account is divided into Sub-Accounts.

-	Each Sub-Account invests exclusively in shares of a corresponding mutual fund.

-
When You choose Sub-Accounts in the Variable Account, your benefits will fluctuate because the benefits reflect the impact of certain economic conditions on the mutual funds underlying the Sub-Accounts You have elected.  These conditions include, but are not limited to

-	inflationary forces,

-	changes in rates of return available from different types of investments,

-	changes in employment rates and

-	the presence of international conflict.
-	With such Sub-Accounts, You assume all investment risk. Investment risk is the risk of poor investment performance.

-	Poor investment performance can result in a loss of all or some of your investment.

-	A comprehensive discussion of the risks of such Sub-Accounts may be found in the underlying Fund's prospectus.

-	It is unsuitable to purchase a life insurance policy as a short-term investment vehicle.

-
This Policy is unsuitable if You plan to surrender it to meet short-term needs because the Expense Charge Applied to Premium is higher in the early Policy Years.  “Expense Charge Applied to Premium” is a charge imposed on the premium at the time the Company receives it.  The Charge consists of an element to cover State and Federal tax obligations and an element to cover costs of issuing and selling the Policy.  See the Fee Tables following the Risk/Benefit Summary for the Charges and also a detailed description in the Charges, Deductions and Refunds section within the prospectus.

Right to Return Policy Period

You may return the Policy and receive a refund within the later of 45 days after You sign a policy application or the 20-day period (or a longer period if required by applicable state law) beginning when You receive the Policy.  Please see the Right To Return Policy Period section on page 12 for additional detail.

What if Charges and Deductions Exceed Account Value?

Your Policy may terminate if your Account Value at the beginning of any Policy Month is insufficient to pay all charges and deductions then due.  If this occurs, we will send You written notice and allow You a 61 day grace period.  If You do not make a premium payment within the grace period, sufficient to cover all charges and deductions due, the Policy will terminate at the end of the grace period.

Federal Tax Considerations

Purchase of, and transactions under, the Policy may have adverse or unfavorable tax consequences that You should consider.  You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits and surrenders.

The following tables describe the fees and expenses that You will pay when buying, owning and surrendering the Policy.  The first table describes the expenses that You will pay at the time that You buy the Policy and at the time of each subsequent premium payment.
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Expense Charge Applied to Premium[1]

Premium Tax
Maximum Charge:

Current Charge:

DAC Tax

Sales Load on Premium up to and Including Target Premium[2]
Maximum Charge:

Sales Load on Premium in Excess of Target Premium[2]
Maximum Charge:
	Upon premium receipt Upon premium receipt Upon premium receipt Upon premium receipt	(as a % of premium) 4% 2% 1.25% 8.75% 2.25%
Illustration Charge	Upon fulfillment of illustration request	$25.00 per illustration

The next table describes the fees and expenses that You will pay periodically during the time You own the Policy, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance[3] Maximum Charge: Minimum Charge: Representative Owner Charge[4]: (male, preferred, non-tobacco, Issue Age 45, Policy Year 1)	At the end of each Policy Month	(per $1000 of Policy Net Amount at Risk) $83.33 $0.03 $0.09
Mortality and Expense Risk Charge[5] Maximum Charge: Current Charge:	Daily	(On the assets allocated to the investment options in the Variable Account) 0.60% per year 0.40% per year
Monthly Expense Charge	At the beginning of each Policy Month	$13.75
Loan Interest[6]	At the end of each Policy Year	(as a % of Policy Debt)
Maximum Charge:		5.0%
Flat Extra Charge Maximum Charge:	At the beginning of each Policy Month	(per $1000 of Specified Face Amount and APB Rider Face Amount) $20.00

OPTIONAL CHARGE (FOR ADDITIONAL PROTECTION BENEFIT RIDER):
Charge	When Charge is Deducted	Amount Deducted
Additional Protection Benefit (“APB”) Rider[3]

Maximum Cost of Insurance Charge:
Minimum Cost of Insurance Charge:
Representative Owner Cost of Insurance Charge[4]:
(male, preferred, non-tobacco, Issue Age 45, Policy Year 1)
	At the end of each Policy Month	(per $1000 of APB Rider Net Amount at Risk) $83.33 $0.03 $0.09

The next table describes the Fund fees and expenses that You will pay periodically during the time that You own the Policy.  The table shows the minimum and maximum fees and expenses charged by any of the Funds and deducted from Fund assets.  More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

ANNUAL FUND OPERATING EXPENSES (deducted by the Fund on the average daily net assets of each Fund)
Total Annual Fund Expenses (reflects management fees, distribution [and/or service](12b-1) fees and other expenses)	Minimum	Maximum
	0.27%	1.90%

1The Expense Charge Applied to Premium is deducted from premium received.
2The Sales Load on Premium up to and Including Target Premium in Policy Years 2-7 is guaranteed not to exceed 8.75%.  The Load is not applicable beyond Policy Year 7.  The Sales Load on Premium in Excess of Target Premium in Policy Years 2-7 is guaranteed not to exceed 2.25%.  The Load is not applicable beyond Policy Year 7.
3The charge varies based on the length of time the Policy or Rider has been in force and the Insured's Issue Age, sex and rating class. The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.  The maximum charge possible is for an Insured male, standard, non-tobacco, Issue Age 85, Policy/Rider Year 15. The minimum charge possible is for an Insured female, preferred, non-tobacco, Issue Age 26, Policy/Rider Year 1.  The charges shown are monthly charges and are deducted on a monthly basis.
4It is assumed the Owner and the Insured are the same person.
5The Mortality and Expense Risk Charge is deducted in all Policy Years.  The charge shown is an annual charge.  The charge is deducted on a daily basis.
6Loan Interest is charged as a percentage of Policy Debt and is added to Policy Debt.  It is 5.0% in Policy Years 1-10 and 4.25% thereafter.

About Who We Are

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970.  We do business in 49 states, the District of Columbia and the Virgin Islands.  We have an insurance company subsidiary that does business in New York.  Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial").  Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges.

The Variable Account

Sun Life of Canada (U.S.) Variable Account G is one of our separate accounts established in accordance with Delaware law on July 25, 1996.  The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.  We are obligated to pay all benefits payable under the Policy.

We own the assets of the Variable Account.  The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account and the Variable Account is fully funded for the purpose of Federal securities laws.  The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business.  Our obligations for the fixed account allocations and death benefits payable under the policies are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust.  That registration does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account may be deregistered if registration is no longer required under applicable Federal securities law.  We may continue, at our election, to operate the Variable Account as a unit investment trust or other form of investment company.  All determinations will be made by our Board of Directors.  In the event of any change in the registration status of the Variable Account, we will notify all policyholders and any regulatory authorities requiring notice of such change.  We may amend the Policy to reflect the change and take such other action as may be necessary and appropriate to effect the change.

The Variable Account is divided into Sub-Accounts.  Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund).  We may in the future add new or delete existing Sub-Accounts.  The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts.

The Funds
The Policy offers several mutual fund options shown on page 1.  Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.  More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the “Fund Prospectuses”).  The Fund Prospectuses should be read in connection with this prospectus.  A copy of each Fund Prospectus may be obtained without charge by calling 888-594-2654, or writing to Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481.

Although the investment objectives and policies of the Funds may be similar to those of other mutual funds managed by the Funds’ investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.  Some of the Funds’ investment advisers may compensate us for administering the Funds as investment options under the Policy.  Such compensation is paid from advisers’ assets.

Fees and Expenses of the Funds.  Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and other expenses.  The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities.  Other expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund, and actual expenses may vary.

Because they are assessed at the Fund level, You will indirectly bear the fees and expenses of the Funds You select.  The table presented earlier in this prospectus shows the range of fees and expenses paid by the Funds as a percentage on average daily net asset value of each Fund.  These fees and expenses are more fully described in the Fund Prospectuses.  The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

Potential Conflicts.  We, as well as other affiliated and unaffiliated insurance companies, may also purchase shares of the Funds on behalf of other separate accounts used to fund variable benefits payable under other variable life insurance and variable annuity contracts.  As a result, it is possible, though we do not anticipate, that a material conflict may arise between the interests of our policyowners with respect to the Variable Account and those of other variable contractowners with respect to the other separate accounts that participate in the Funds.  The Funds have agreed to monitor themselves for the existence of any material conflict between the interests of variable contractowners.  In the event of such a conflict involving a Fund, we will take any steps necessary to remedy the conflict including withdrawing the assets of the Variable Account from the Fund.  If the Variable Account or another separate account withdraws its assets from a Fund for this reason, the Fund may be forced to sell its portfolio securities at disadvantageous prices which would negatively affect the investment performance of the corresponding Sub-Account.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts.  Subject to applicable law, we have sole discretion over the investment of our general account assets.  Interests in our general account offered through the Fixed Account investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.  An allocation of premium to the Fixed Account does not entitle You to share in the investment experience of our general account.  Instead, we guarantee that your Fixed Account allocation will accrue interest daily at an effective annual rate of at least 2%, without regard to the actual investment experience of our general account.  We may credit a higher rate of interest but are not obligated to do so.

About the Policy
This prospectus describes the standard features of the Policy.  The Policy, as issued, may differ in some respects due to the insurance laws and regulations of the state where the Policy is issued.  We are prohibited from offering any feature or benefit that has been disapproved by your state insurance regulator.  Please contact your financial advisor for detail about any variation in the Policy available in your state.

Application and Issuance.  To apply for a Policy, You must submit an application to our Principal Office.  We will then follow underwriting procedures designed to determine the insurability of the proposed Insured.  We offer the Policy on a regular (or medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis.  The proposed Insured generally must be less than 81 years old for a Policy to be issued.  For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that You provide us with such additional information as we may deem necessary, before an application is approved.  To qualify for an expanded guaranteed issue or guaranteed issue underwriting basis, a proposed Insured must submit underwriting information and be pre-approved for such underwriting basis.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  We will not issue a Policy until the underwriting process has been completed to our satisfaction.  In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to an Insured to cover the cost of the increased mortality risk borne by the Company.

Death Benefit Compliance Test.  The Policy must, at all times, satisfy one of two legal standards for it to qualify as life insurance and thus be entitled to receive favorable tax treatment under applicable federal tax law.  We will refer to these standards as the “Cash Value Accumulation Test” and the “Guideline Premium Test.”  Under both tests, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the “Death Benefit Percentage”).  The Death Benefit Percentages for the Guideline Premium Test vary by Attained Age, whereas those for the Cash Value Accumulation Test vary by Attained Age and sex.  The Death Benefit Percentages for the Cash Value Accumulation Test, in general, are greater than those for the Guideline Premium Test.  The Guideline Premium Test imposes limits on the amount of premium You may pay under the Policy, where the Cash Value Accumulation Test does not.  You must specify in the Policy application which of these tests will apply to the Policy.  You may not change your selection once the Policy has been issued.  In general, if your primary objective is maximum accumulation of Account Value during the initial Policy Years, then the Cash Value Accumulation Test would be the more appropriate choice.  If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the Guideline Premium Test is generally more appropriate.  Because your choice of tests depends on complex factors and may not be changed, You should consult with a qualified tax adviser before deciding.

Initial Premium Payment.  A Minimum Premium will be due and payable as of the Issue Date.  The Minimum Premium is generally that which will sustain the Policy for three months from its Issue Date.  The amount of Minimum Premium is determined by the Specified Face Amount, APB Rider Face Amount, death benefit option election, death benefit compliance test election and risk and underwriting classification of the Insured.  Pending approval of your application, we will allocate any premium payments You make to our general account.  If your application is not approved, we will promptly return your premium payments.

Upon approval of your application, we will issue to You a Policy on the life of the Insured which will set forth your rights and our obligations.  The Issue Date is the date specified as such in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.  The Investment Start Date is the date the first premium is applied, which will be the latest of-

-	the Issue Date, or

-	the date we approve the application for the Policy, or

-	the date You pay a premium equal to or in excess of the Minimum Premium.
You will receive a confirmation statement that will provide the Investment Start Date.

Insurable Interest Requirement. You must have an insurable interest in the life of the Insured up to the full amount of insurance coverage.  Otherwise, the Policy will not qualify as life insurance under applicable state insurance and federal tax law.  You should consult with a qualified adviser when determining the amount of coverage and before taking any action to increase the amount of existing coverage to ensure that You have an insurable interest for the full amount of coverage.

Right to Return Policy Period

If You are not satisfied with the Policy, You may return it by delivering or postmarking it to our Principal Office or to the sales representative through whom You purchased the Policy within 20 days from the date of receipt (unless a different period is applicable under state law) or within 45 days after your application is signed, whichever period ends later (the “Right to Return Policy Period”).

If You return the Policy during the Right to Return Policy Period, the Policy will be deemed void and You will receive a refund equal to the sum of-

-	the difference between any premium payments made, including fees and charges, and the amounts allocated to the Variable Account and the Fixed Account;

-
the value of the amounts allocated to the Variable Account and the Fixed Account on the date the cancellation request is received by us or the sales representative through whom You purchased the Policy; and

-	any fees or charges imposed on amounts allocated to the Variable Account and the Fixed Account.

If required by applicable state insurance law, however, You will receive instead a refund equal to the greater of  premium payments made and premium payments made plus money market return.  Unless You are entitled to receive a full refund of premium, You bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Right to Return Policy Period with respect to the Policy.

If You are entitled under applicable state law to receive a full refund during the Right to Return Policy Period, we will allocate the net premium payments to the Sun Capital Money Market Fund Sub-Account during that period beginning on the Investment Start Date.  Upon expiration of the Right to Return Policy Period, we will reallocate your Account Value and allocate future net premium payments in accordance with your instructions.

Premium Payments

In general, You may choose the frequency and amount of any additional premium payments subject to the limits described below.  All premium payments should be made payable to Sun Life Assurance Company of Canada (U.S.) and mailed to our Principal Office.

General Limitations.  We reserve the right to limit the number of premium payments we accept on an annual basis.  No premium payment may be less than $100 without our consent, although we will accept a smaller premium payment if it is necessary to keep the Policy in force. We reserve the right to reject a premium payment that, if accepted, would cause the Policy, at its current Death Benefit, to no longer meet the definition of “life insurance” under the Internal Revenue Code.  If You provide satisfactory evidence of insurability, we can retain the premium and increase the Death Benefit while maintaining the Policy’s “life insurance” status under the Internal Revenue Code.

Guideline Premium Test Limitations.  The Guideline Premium Test limits the amount of premium You may pay per year.  We will not accept premium payments that would, in our opinion, exceeds these limits, if You have chosen this test as the applicable Death Benefit Compliance Test, unless You have expressly directed us to do so.  We may require satisfactory evidence of insurability before we accept such a premium.  We will inform You of the applicable maximum premium limitations for the coming years in our annual report to You.  In contrast, the Cash Value Accumulation Test does not impose any additional limitations on the amount of premium You may pay.

Planned Periodic Premiums.  While You are not required to make premium payments according to a fixed schedule, You may select a planned periodic premium schedule and corresponding billing period, subject to our premium limits.  In general, the billing period must be annual or semiannual.  We will send reminder notices for the planned periodic premium at the beginning of each billing period unless reminder notices have been suspended as described below.  You are not required, however, to pay the planned periodic premium; You may increase or decrease premium payments, subject to our limits, and You may skip a planned payment or make unscheduled payments.  You may change your planned payment schedule or the billing period, subject to our approval.  Depending on the investment performance of the Sub-Accounts You select, the planned periodic premium may not be sufficient to keep the Policy in force, and You may need to change your planned payment schedule or make additional payments in order to prevent termination of the Policy.  We reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period).  We will notify You prior to suspending reminder notices.  We will also suspend reminder notices at your written request.

Allocation of Net Premium.  Net Premium is the amount You pay as premium minus Expense Charges Applied to Premium.  We will allocate Net Premium among the Sub-Accounts and the Fixed Account in accordance with your allocation instructions, except during the Right to Return Policy Period as described above.  You will be required to specify initial allocation percentages in the policy application.  While there are no limitations concerning the number of Investment Options to which Net Premium may be allocated, we reserve the right to impose minimum allocation amounts, as determined by the Fund, for any or all Investment Options.

You may change the allocation of future Net Premium at any time by submitting an acceptable request to our Principal Office.  An allocation change will be effective as of the date our Principal Office receives your request for that change provided that it is received on a Valuation Date before the close of the New York Stock Exchange.  If a request is received on a day that is not a Valuation Date or after the close of the New York Stock Exchange on a Valuation Date, it will become effective on the next Valuation Date.

Modified Endowment Contract.  Less favorable federal tax rules apply to life insurance policies that are defined as “Modified Endowment Contracts.”  One way the Policy could become a Modified Endowment Contract is if You pay premiums in excess of applicable tax-law limitations.

We will notify You if we receive a premium that would, in our opinion, cause the Policy to become a Modified Endowment Contract.  We will not credit the premium unless we receive specific instructions from You to do so.  Any such premium will be held, for a period not to exceed 90 days, in a non-interest bearing account.  This premium will be refunded at the end of the 90 day period if we have not received specific instruction from You concerning the premium.

Additional Protection Benefit Rider (APB Rider)
The Policy may be issued with an APB Rider.  This rider provides life insurance coverage, annually renewable to Attained Age 121, on the life of the Insured equal to the amount of the APB Rider Death Benefit.  You will be required to specify the initial APB Rider Face Amount in the policy application.

The cost of insurance associated with the APB Rider is deducted from the Account Value as part of the Monthly Cost of Insurance deduction.  This portion of the Monthly Cost of Insurance deduction for the APB Rider cost of insurance will cease when the APB Rider terminates.  The applicable guaranteed maximum Monthly Cost of Insurance Rates for the APB Rider Death Benefit exceed those for the Base Death Benefit.

Target Premium is the amount of premium specified as such in the Policy, used to determine the Expense Charge Applied to Premium.  Target Premium is equal to the (Specified Face Amount divided by 1000) multiplied by the Target Premium factor.  Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount.

Two otherwise identical Policies with the same Total Face Amount will have different Target Premiums depending on how much of the Total Face Amount is attributable to the Specified Face Amount versus the APB Rider Face Amount.  Target Premium will be lower for the Policy which has the greater APB Rider Face Amount because the Target Premium calculation uses the Specified Face Amount not the Total Face Amount.  Lower Target Premium results in lower Expense Charges Applied to Premium for that Policy.
If You convert the Policy to a flexible premium universal life insurance policy, any related APB Rider will terminate automatically.  An APB Rider will also terminate on the earliest of-

-	our receipt of your written request for termination,

-	the lapse of the Policy because of insufficient value, or

-	the Insured’s Attained Age 121 if the Maturity Date Extension Rider is in effect, or

-	the termination of the Policy.

Maturity Date Extension Rider
You may elect to extend the maturity date beyond the Insured’s Attained Age 121.  No further premium will be accepted and no further deduction for Monthly Cost of Insurance will be made.  The Base Death Benefit will be equal to the Account Value.  There is no charge for this rider.

The Policy may not qualify as life insurance beyond the Insured’s Attained Age 100, not Attained Age 121, and may be subject to tax consequences.  We recommend that You receive counsel from your tax adviser.  This rider may not be available in all states.

Enhanced Cash Surrender Value Endorsement

This endorsement provides an enhanced cash surrender value benefit if You surrender the Policy during the first ten Policy Years and such surrender is not made pursuant to an exchange under Section 1035 of the Internal Revenue Code (or any successor provision).  The benefit is a return of a certain percentage of premium paid.  Percentages for each Policy Year are shown in this endorsement.  The amount available for Policy loan or partial surrender will not increase due to this endorsement.  For purposes of computing any Death Benefit, the Account Value will be increased by the amount of this endorsement.  This endorsement may not be available in all states and is provided at no charge.

Fixed Account Endorsement
All Policies include the Fixed Account Endorsement, which adds a Fixed Account to the Policy as an additional investment option.

Directed Deductions Endorsement
All Policies include the Directed Deductions Endorsement.  This endorsement gives the Owner the ability to direct from which investment options the Monthly Expense Charge, Monthly Cost of Insurance Charge and Mortality & Expense Risk Charge are taken.  This endorsement may not be available in all states and is provided at no charge.  If the Owner fails to provide direction on charge deductions, deductions will be allocated among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction.

Death Benefit

Policy Proceeds.  If the Policy is in force at the time of the Insured's death and we have received Due Proof of the Insured's death, we will pay your designated beneficiary a lump sum amount equal to-

-	the amount of the Base Death Benefit, minus

-	the amount of any outstanding Policy Debt, plus

-	the amount of any APB Rider Death Benefit, plus

-	the amount of any other supplemental benefits.

The amount of the Base Death Benefit and APB Rider Death Benefit depends upon the death benefit option in effect at the time of the Insured’s death.

Death Benefit Options.  The Policy has two death benefit options. You will be required to select one of them in the Policy application.

  Option A-Specified Face Amount.  Under this option, the Base Death Benefit is the greater of-

-	the Policy's Specified Face Amount, or

-	the Account Value multiplied by the applicable Death Benefit Percentage.

  Option B-Specified Face Amount Plus Account Value.  Under this option, the Base Death Benefit is the greater of-

-	the Specified Face Amount plus the Account Value, or

-	the Account Value multiplied by the applicable Death Benefit Percentage.

Option B is not available, however, and You will be deemed to have elected Option A, if You have chosen the Cash Value Accumulation Test as the applicable Death Benefit Compliance Test.

Changes in the Death Benefit Option.  If You have chosen the Guideline Premium Test as the applicable Death Benefit Compliance Test, then You may change the death benefit option, subject to our underwriting rules in effect at the time of the change.  Requests for a change must be made in writing to our Principal Office.  The effective date of the change will be the Policy Anniversary on or next following the date of receipt of your request.

If You change from Option B to Option A, we will increase the Specified Face Amount by the Account Value.  If You change from Option A to Option B, we will reduce the Specified Face Amount by the Account Value.  In either case, the amount of the Base Death Benefit at the time of change will not be altered, but the change will affect the determination of the Base Death Benefit going forward.

A change in the death benefit option could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test.  The change could also reduce these limitations for future premium payments.  If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, You will be required to make a partial surrender of the Policy.  You should consult a qualified tax adviser before changing the death benefit option.

APB Rider Death Benefit.  The APB Rider Death Benefit is the Total Death Benefit minus the Base Death Benefit.  For Option A, the Total Death Benefit is the greater of a) the Total Face Amount and b) the Account Value multiplied by the applicable Death Benefit Percentage.  For Option B, the Total Death Benefit is the greater of a) the Total Face Amount plus the Account Value and b) the Account Value multiplied by the applicable Death Benefit Percentage.  The Total Face Amount is equal to the Base Face Amount plus the APB Rider Face Amount.

Minimum Face Amount.  Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount.  In general, the Total Face Amount must be at least $50,000, of which the Specified Face Amount must be at least $5,000.  We reserve the right to waive these minimums.

Changes in Face Amount.  After the end of the first Policy Year, You may change the Specified Face Amount and, if applicable, the APB Rider Face Amount, subject to our underwriting rules in effect at the time of the change.  Unless You specify otherwise, we will first apply a change to the APB Rider Face Amount to the extent possible.  You must send your request for a change to our Principal Office in writing.  The effective date for changes will be-

-	for any increase in coverage, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for the increase; and

-	for any decrease in coverage, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Increases in Face Amount.  An increase in the Specified Face Amount and, if applicable, the APB Rider Face Amount, is subject to our underwriting rules in effect at the time of the increase.  You may be required to submit satisfactory evidence of the Insured’s insurability.  The cost of insurance charges applicable to an increase in Specified Face Amount and APB Rider Face Amount may be higher or lower than those charged on the original sums if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.  Additional policy specification pages will be provided to show the applicable guaranteed maximum cost of insurance charges applicable to any increases.

Decreases in Face Amount.  The Specified Face Amount may not decrease to less than the Minimum Specified Face Amount specified in the Policy.  Similarly, a decrease in Specified Face Amount or APB Rider Face Amount may not decrease the Total Face Amount to an amount less than the Minimum Total Face Amount specified in the Policy.  A decrease in face amount will be applied-

-	first, to the most recent increase;

-	second, to the next most recent increases, in reverse chronological order; and

-	finally, to the initial face amount.

A decrease in the Specified Face Amount or APB Rider Face Amount could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test.  The change could also reduce these limitations for future premium payments.  If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, You will be required to make a partial surrender of the Policy.  You should consult a qualified tax adviser before decreasing the Specified Face Amount or APB Rider Face Amount.

Account Value

Your Account Value is the sum of the amounts in each Sub-Account and the Fixed Account plus the amount of the Loan Account.

We measure the amounts in the Sub-Accounts in terms of Units and Unit Values.  On any given day, the amount You have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to You in that Sub-Account.  The Units for each Sub-Account will have different Unit Values.

Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account.  Units are redeemed when You make partial surrenders, undertake policy loans or transfer amounts from a Sub-Account, and for payment of the Mortality and Expense Risk Charge, the Monthly Expense Charge and the Monthly Cost of Insurance Charge.  The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account.  A Valuation Date is any day on which the New York Stock Exchange is open for business and valuation will occur at the close of the New York Stock Exchange.  The New York Stock Exchange historically closes on weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

For the first Valuation Date of each Sub-Account, the Unit Value is established at $10.00.  The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor.  The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date.  The Valuation Period is the period of time from one determination of Unit Values to the next.

If accompanied by proper allocation instructions, premium received at our Principal Office is credited to the Policy on the same date it is received unless that date is not a Valuation Date or receipt is after the close of the New York Stock Exchange on a Valuation Date.  In those instances, the premium will be credited on the next Valuation Date.

The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the Business Day we approve the policy application or the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Account Value in the Investment Options.  The Account Value in the investment options on the Investment Start Date equals-

-	that portion of Net Premium received and allocated to the investment options, minus

-	the Monthly Expense Charges due on the Issue Date and subsequent Monthly Anniversary Days through the Investment Start Date, minus

-	the Monthly Cost of Insurance deductions due from the Issue Date through the Investment Start Date.

The Account Value in the investment options on subsequent Valuation Dates is equal to-

-	the Account Value attributable to the Sub-Account on the preceding Valuation Date multiplied by that Sub-Account’s Net Investment Factor, minus

-	the Daily Risk Percentage multiplied by the number of days in the Valuation Period multiplied by the Account Value in the Sub-Account in the Variable Account, plus

-	the value of the Fixed Account on the preceding Valuation Date, accrued at interest, plus

-	that portion of Net Premium received and allocated to the investment options during the current Valuation Period, plus

-	any amounts transferred by You to the investment options during the current Valuation Period, minus

-	any amounts transferred by You from the investment options during the current Valuation Period, plus

-	that portion of any loan repayment including repayment of loan interest allocated to an investment option during the current Valuation Period, minus

-	that portion of any partial surrenders deducted from an investment option during the current Valuation Period, minus

-	that portion of any Policy loan transferred from an investment option to the Loan Account during the current Valuation Period, minus

-	any illustration charge assessed during the current Valuation Period, minus

-	if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Expense Charge for the Policy Month just beginning charged to the investment options, minus

-	if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Cost of Insurance for the Policy Month just ending charged to the investment options, minus

-	if You surrender during the current Valuation Period, that portion of the pro-rata Monthly Cost of Insurance for the Policy month charged to the investment options.

A Sub-Account’s Unit Value on any Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor.

Net Investment Factor.  The Net Investment Factor is used to measure the Sub-Account’s investment performance from one Valuation Period to the next.  This factor will be greater or less than or equal to one, corresponding to a positive or negative or to a lack of change in the Sub-Account’s investment performance for the preceding Valuation Period.  Although we do not currently take any federal, state or local taxes into account when determining the Net Investment Factor, we reserve the right to do so.  The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing the net result of-

-the net asset value of a mutual fund share held in the Sub-Account determined as of the end of the Valuation Period, plus

-the per share amount of any dividend or other distribution declared on fund shares held in the Sub-Account if the "ex-dividend date” occurs during the Valuation Period, plus or minus

-a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account, by the net asset value of a fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

The “ex-dividend date” is the date after which a Fund share begins trading without the dividend.

Account Value in the Loan Account.  The Account Value in the Loan Account is zero on the Investment Start Date.

The Account Value in the Loan Account on any day after the Investment Start Date equals-

-	the Account Value in the Loan Account on the preceding day credited with interest at the rate specified in the Policy as the “interest credited on Loan Account rate” of 4%, plus

-	any amount transferred from the investment options to the Loan Account for Policy loans requested on that day; minus

-	any loan repayments made on that day.

Policy loans, with interest charged at the applicable rate, is “Policy Debt”.  Policy Debt is not part of the Loan Account.  Policy Debt increases by unpaid loan interest and reduces the Policy Proceeds and the Cash Surrender Value.

Insufficient Value.  If the Account Value minus the outstanding Policy Debt is less than or equal to zero on a Valuation Date, then the Policy will terminate for no value, subject to the grace period described below.

Grace Period.  If, on a Valuation Date, the Policy will terminate by reason of insufficient value, we will allow a grace period.  This grace period will allow 61 calendar days from that Valuation Date for the payment of a Net Premium sufficient to cover the daily and monthly deductions due for charges under the Policy from the Account Value.  Notice of premium due will be mailed to your last known address or the last known address of any assignee of record.  We will assume that your last known address is the address shown on the policy application (or notice of assignment), unless we have received satisfactory written notice of a change in address.  If the premium due is not paid during the grace period, then the Policy will terminate without value at the end of the 61 day period without further notice.  The Policy will continue to remain in force during this grace period.  If the Policy Proceeds become payable during the grace period, then we will deduct any overdue Monthly Cost of Insurance and Monthly Expense Charge from the amount payable.  If the Policy terminates by reason of insufficient value, there is no right to reinstate the coverage.

Splitting Units.  We reserve the right to split or combine the value of Units.  In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

Transfer Privileges

You normally may transfer all or a portion of your Account Value among Sub-Accounts and into the Fixed Account.  Transfers from the Fixed Account may not exceed the greater of the transfer percentage multiplied by the highest Fixed Account value over the transfer period and the transfer minimum.  The transfer percentage, transfer period and transfer minimum are shown in the Policy.  We will make transfers pursuant to an acceptable request to our Principal Office.  An “acceptable request” is one that is authorized by a person with proper authority, provides clear instruction to the Company, as administrator of the Variable Account, and is for a transaction that is not restricted by policies and procedures of the Variable Account or the Fund.

An acceptable transfer request will be executed as of the date our Principal Office receives your request for the transfer provided that it is received on a Valuation Date before the close of the New York Stock Exchange.  If an acceptable transfer request is received on a day that is not a Valuation Date or after the close of the New York Stock Exchange on a Valuation Date, it will be processed effective on the next Valuation Date.  The Unit Value of Sub-Accounts affected by a transfer request will be that next determined after receipt of such transfer request.

You may transfer a specified dollar amount or a specified percentage of the investment option’s value.

Your transfer privileges are subject to our consent.  We reserve the right to impose limitations on transfers, including, but not limited to-

-	the minimum amount that may be transferred;

-	the frequency of transfers; and

-	the minimum amount that may remain in an investment option following a transfer from that investment option.

We will notify You in writing of the imposition of a transfer limitation.  We do not reserve any right to impose charges for transfers.  Any restrictions on transfers will apply to all policyowners in a non-discriminatory fashion.

Short-Term Trading

The Policy is not designed for short-term trading.  If You wish to employ such strategies, do not purchase a Policy.  Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity.  Some Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection.  Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Owners or intermediaries or curtail their trading.  A failure to detect and curtail short-term trading could result in adverse consequences to Owners.  Short-term trading can increase costs for all Owners as a result of excessive portfolio transaction fees.  In addition, short-term trading can adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Variable Account has policies and procedures to discourage frequent transfers of Account Value.  As described above under "Transfer Privileges," the Policy includes the right to limit the frequency of transfers.

Short-term trading activities whether by an individual, a firm or a third party authorized to initiate transfer requests on behalf of Owner(s) may be subject to other restrictions as well (including transfers to and from the Fixed Account Option).  For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privileges", such as requiring transfer requests to be submitted in writing through regular first-class U.S., mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions into a Fund.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by You directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party.  We may also impose special restrictions on third parties that engage in reallocations of Policy values.  We may limit the frequency of the transfer and prohibit exchanges into a Fund.

Should transfer instructions provide for a redemption out of a Fund with purchase into a Fund that is restricted, the policyowner’s transfer instructions will be considered a request that is not in good order.  Therefore, neither side of the requested transaction will be honored.  We will provide You notice that the transfer instructions were not executed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interest of the relevant underlying Fund and other of the Company’s contract owners and Owners, in certain instances such as:

-	when a new broker of record is designated for the Policy;
-	when necessary in our view to avoid hardship to an Owner;
-	when underlying Funds are dissolved, merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Owners to certain risks.  The short-term trading could increase costs for all Owners as a result of excessive portfolio transaction fees.  In addition, the short-term trading could adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.  Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Owners may experience a different application of the policy and therefore may experience some of these risks.  Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

The Funds’ Harmful Trading Policies.  In addition to the restrictions that we impose (as described above under Short-Term Trading and under Transfer Privileges), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Funds’ shares.  These policies (the “Funds’ Harmful Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund.  The Funds’ Harmful Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Harmful Trading Policies from time to time.

We are legally obligated to provide (at the Funds’ request) information about each amount You cause to be deposited into a Fund (including by way of premium payments and transfers under your Policy) or removed from the Fund (including by way of withdrawals and transfers).  If a Fund identifies You as having violated the Fund’s Harmful Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by You (or a third party acting on your behalf) into that Fund.  Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if You do not comply with any Fund’s Harmful Trading Policies, You (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund.  You should review and comply with each Fund’s Harmful Trading Policies, which are disclosed in the Funds’ current prospectuses.

Funds may differ significantly as to such matters as:  (a) the amount, format and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions.  As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased.   Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described above under Short-Term Trading and under Transfer Privileges.  Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, You could be deprived of potentially valuable flexibility to make transactions with respect to that Fund.  For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers.  If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as an investment option.

Accessing Your Account Value

Surrender.  By written request, You may surrender the Policy for its Cash Surrender Value at any time.  The date the surrender is processed, the insurance coverage and all other benefits under the Policy will terminate.  The Cash Surrender Value is-

-	the Account Value, minus

-	the outstanding balance of any outstanding Policy Debt; plus

-	the benefit payable under the Enhanced Cash Surrender Value endorsement, if any, plus

-	the Sales Load Refund at Surrender, if any.

Sales Load Refund at Surrender is that portion of any premium paid in the Policy Year of surrender that we will refund if You surrender the Policy in the first three Policy Years.

Partial Surrenders.  You may make a partial surrender of the Policy once each Policy Year after the first Policy Year by written request to our Principal Office.  The amount of any partial surrender may not exceed the Account Value minus any outstanding Policy Debt.  It will be payable in a lump sum.  Partial surrenders may have tax consequences.  The Total Face Amount may be reduced in connection with a partial surrender depending on the current risk status of the Insured.  The Insured may provide evidence of insurability. The Total Face Amount will not be reduced if the Insured remains an acceptable risk under our then current underwriting standards.  If evidence is not provided or the Insured is not an acceptable risk, the Total Face Amount will be reduced to the extent necessary so that the Net Amount at Risk after the partial surrender does not exceed the Net Amount at Risk before the partial surrender.

You may allocate a partial surrender among the Sub-Accounts and the Fixed Account.  If You do not specify the allocation, then we will allocate the partial surrender among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value less the Loan Account of all investment options on the date of partial surrender.

Policy Loans.  Using the Policy as collateral, You may request a policy loan of up to 90% of your Account Value, decreased by the balance of any outstanding Policy Debt on the date the policy loan is made.  We will transfer Account Value equal to the amount of the policy loan from the Sub-Accounts and the Fixed Account to the Loan Account on the date the policy loan is made.  Amounts in the Loan Account accrue interest daily at an effective annual rate of 4%.  You may allocate the policy loan among the Sub-Accounts and the Fixed Account.  If You do not specify the allocation, then we will allocate the policy loan among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value less the Loan Account of all investment options immediately prior to the loan.

Interest on the policy loan will accrue daily at an annual rate of 5% in Policy Years 1 through 10 and 4.25% thereafter.  This interest will be due and payable to us in arrears on each Policy Anniversary.  Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and in the same manner as the prior policy loan.

The Cash Surrender Value and the Policy Proceeds are reduced by the amount of any outstanding Policy Debt.

All funds we receive from You will be credited to the Policy as premium unless we have received acceptable notice that the funds are to be applied to repay a policy loan.  It is generally advantageous to repay a loan rather than to make a premium payment, because premium payments incur expense charges but loan repayments do not.  Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans.  We will accept repayment of any policy loan at any time before Maturity.  The amount of the loan repayment up to the outstanding balance of the policy loan will be transferred from the Loan Account to the Sub-Accounts and the Fixed Account.  You may allocate the loan repayment among the Sub-Accounts and the Fixed Account.  If You do not specify the allocation, then we will allocate the loan repayment among the investment options in the same proportion that the Account Value of each investment option bears to the total Account Value minus the Loan Account immediately prior to the loan repayment.  We reserve the right to require that loan repayments, up to the amount of the loan allocated to the Fixed Account, first be allocated back to the Fixed Account.

Deferral of Payment.  We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice for payment or, in the case of death of the Insured, Due Proof of such death.  Payment of any amount payable from the Variable Account on death, surrender, partial surrender or policy loan may be postponed whenever-

-	the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on that exchange is otherwise restricted;

-	the SEC, by order, permits postponement for the protection of policyowners; or

-
an emergency exists as determined by the SEC, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

We may defer payment from the Fixed Account for a period up to six months.

Charges, Deductions and Refunds

Expense Charges Applied to Premium.  We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.
States and a few cities and municipalities may impose taxes on premiums paid for life insurance, which generally range from 2% to 4% of premium but may exceed 4% in some states.  We will from time to time determine the applicable premium tax rate based on the rate we expect to pay.  The premium tax rate is guaranteed not to exceed 4% for all states.

We deduct a 1.25% charge from each premium payment for our federal tax obligations.  This charge is guaranteed not to exceed 1.25%.  The charge for federal tax obligations is referred to as the "DAC tax" in the Policy and the Fee Table.
We also charge a current sales load of 8.75% in Policy Year 1, 7.25% in Policy Years 2-4 and 6.00% in Policy Years 5-7 on each premium payment up to and including Target Premium (as specified in the Policy) and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years.  This sales load is guaranteed not to exceed 8.75% on each premium payment up to and including Target Premium and 2.25% on premium in excess of Target Premium.  There are no sales load charges after Policy Year 7.  Target Premium varies based on the Specified Face Amount and the Insured’s Issue Age and sex.  We may reduce or waive the sales load for certain sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender.  If You surrender the Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which You surrendered the Policy.

Mortality and Expense Risk Charge.  We deduct a daily charge from the assets of the Variable Account for the mortality and expense risks we assume with respect to the Policy.  We may realize a profit from this charge.  Unless You direct otherwise, we will allocate the Mortality and Expense Risk Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction.  This charge is based on the applicable Daily Risk Percentage, which we will from time to time determine based on our expectations of future interest, mortality experience, persistency, expenses and taxes.  Expressed as an equivalent annual rate, the Daily Risk Percentage is guaranteed not to exceed 0.60% of assets.  Our current effective annual rates as a percentage of assets are-

-	0.40% for Policy Years 1 through 10;

-	0.25% for Policy Years 11 through 20; and

-	0.20% thereafter.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated.  The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charge.  We deduct a flat charge at the beginning of each month to cover administrative and other expenses actually incurred.  We will from time to time determine the applicable Monthly Expense Charge based on our expectations of future expenses, which will not exceed $13.75 in any Policy Month.  Unless You direct otherwise, we will allocate the Monthly Expense Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction.  Currently, the Monthly Expense Charge is $13.75 per month for the first Policy Year and $7.50 per month thereafter.

Monthly Cost of Insurance.  We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage.  This charge is made, in arrears, at the end of each Policy Month.  We may realize a profit from this charge.  If You surrender the Policy on any day other than a Monthly Anniversary Day, we will deduct a cost of insurance charge on a pro-rata basis.

The Monthly Cost of Insurance equals the sum of (1), (2) and (3) where

(1)
is the Specified Face Amount Monthly Cost of Insurance Rate (described below) multiplied by the net amount at risk divided by 1000.  The net amount at risk equals the Base Death Benefit at the end of the Policy Month before the deduction of the Monthly Cost of Insurance less the Account Value at the end of the Policy Month before the deduction of the Monthly Cost of Insurance;

(2)
is the APB Rider Face Amount Monthly Cost of Insurance Rate (described below) multiplied by the net amount at risk divided by 1000.  The net amount at risk equals the APB Rider Death Benefit at the end of the Policy Month before the deduction of the Monthly Cost of Insurance; and

(3)	is any Flat Extra specified in Section 1 of the Policy, multiplied by the Total Face Amount divided by 1000.
The maximum Specified Face Amount Monthly Cost of Insurance Rate and APB Rider Face Amount Monthly Cost of Insurance Rate is $83.33 per $1000 of Policy Net Amount at Risk and APB Rider Net Amount at Risk respectively.  The minimum charge is $0.03 and the representative owner charge is $0.09.   A representative owner is a male, preferred, non-tobacco, Issue Age 45, Policy Year 1.

The Net Amount at Risk is affected by the performance of the investment options to which premium is allocated, the cumulative premium paid, any Policy Debt, any partial surrenders, transaction fees and periodic charges.
Monthly Cost of Insurance rates are based on the length of time the Policy has been in force and on the Insured's sex (except for unisex Policies), Issue Age, Class and table rating, if any.  We will from time to time determine the applicable rates based on our expectations of future experience with respect to mortality, persistency, interest rates, expenses and taxes.  The expenses we consider will include, but not be limited to, any additional commissions we are required to pay as a result of any additional services that a corporate purchaser specifically requests or authorizes to be provided by our agent.  Any variations will be based on uniformly applied criteria that do not discriminate unfairly against any person.  We anticipate the cost of insurance rates for coverage under the Policy to be less than the guaranteed maximum monthly rates shown in the Policy, unless the Insured has been rated a substandard risk.  The cost of insurance rates shown in the Policy are based on the 2001 Commissioner's Standard Ordinary Mortality Table, sex-distinct.
APB Rider Charge.  The Account Value will be reduced monthly by the cost of this rider, if attached to the Policy.  We anticipate the rider's cost of insurance to be less than the guaranteed maximum monthly rates shown in the Policy for this rider.  The rates are based on 125% of the 2001 Commissioner’s Standard Ordinary Mortality Table, sex-distinct, unless the Insured has been rated a substandard risk.

Other Charges and Expenses.  We reserve the right to impose a charge for in-force illustrations, as more fully described at page 26.  We currently do not impose a charge and guarantee any charge will not exceed $25.00.  In addition, the interest charged for outstanding loans as well as the interest credited to the Loan Account is more fully described at page 22.  Lastly, a flat extra charge may apply if an Insured is a substandard risk.  A flat extra charge will not exceed $20.00 per $1000 of Specified Face Amount and APB Rider Face Amount.  It is deducted from the Account Value on a monthly basis and covers the additional mortality risks of the Insured borne by the Company.  A definition of “flat extra” is provided in the Glossary.

Reduction of Charges.  We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose.  We may change our requirements based on experience.  We will determine the propriety and amount of any reduction.  No reduction will be unfairly discriminatory against the interests of any class of policyowner.

Termination of Policy

The Policy will terminate at the earliest of-

-	the date we receive your request to surrender, or

-	the expiration date of the grace period due to insufficient value, or

-	the date of Insured’s death; or

-	the date of maturity.

Other Policy Provisions

Alteration.  Our sales representatives do not have the authority to either alter or modify the Policy or to waive any of its provisions.  The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Assignments.  During the lifetime of the Insured, You may assign all or some of your rights under the Policy.  All assignments must be filed at our Principal Office and must be in satisfactory written form.  The assignment will then be effective as of the date You signed the form, subject to any action taken before we receive it at our Principal Office.  We are not responsible for the validity or legal effect of any assignment.

Rights of Owner.  While the Insured is alive, unless You have assigned any of these rights, You may-

-	transfer ownership to a new owner;

-	name a contingent owner who will automatically become the owner of the Policy if You die before the Insured;

-	change or revoke a contingent owner;

-	change or revoke a beneficiary; and

-	exercise all other rights in the Policy.

When You transfer your rights to a new owner, You automatically revoke any prior contingent owner designation.  You do not affect a prior beneficiary when You merely transfer ownership, or change or revoke a contingent owner designation.  When You want to change or revoke a prior beneficiary designation, You have to specify that action.  You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights.  However, You must give us written notice of the requested action.  The request must be filed at our Principal Office and must be in satisfactory written form.  Your request will then, except as otherwise specified in the Policy, be effective as of the date You signed the form, subject to any action taken before we receive it at our Principal Office.

Rights of Beneficiary.  The beneficiary has no rights in the Policy until the death of the Insured.  If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Reports to Policyowners.  We will send You a report at least once each Policy Year.  The report will show current policy values, premiums paid and deductions made since the last report.  It will also show the balance of any outstanding policy loans and accrued interest on those loans.  Additionally, confirmations of individual transactions (e.g. premium payments, allocations, transfers) in the Policy will be sent at the time of the transaction.

Illustrations.  Upon request, we will provide You with a hypothetical illustration of future Account Value and Death Benefits.  Currently, we do not charge for the illustration but reserve the right to do so.  Any fee will not exceed $25.00.

Conversion.  You may convert the Policy into a flexible premium universal life policy offered by an affiliate, Sun Life Assurance Company of Canada, during the first 24 months after the Issue Date while the Policy is in force.  Choice of a new policy is subject to our approval and will be restricted to those policies that offer the same Class and rating as the Policy.  Our affiliate will issue the new policy with the same Class and rating as the Policy without new evidence of the Insured’s insurability.  This provision does not apply to the APB Rider, if any, or to any other supplemental benefits that may be attached to the Policy.  Any riders or supplemental benefits will terminate automatically when the Policy is converted.

Misstatement of Age or Sex.  If the age or sex (unless a unisex Policy) of the Insured is stated incorrectly in the Policy application, the amounts payable by us will be adjusted.

     Misstatement discovered at death-The Death Benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

     Misstatement discovered prior to death-The Account Value will be recalculated from the Issue Date using the Monthly Cost of Insurance rates based on the correct age or sex.

Suicide.  Unless state law otherwise requires, if the Insured, whether sane or insane, commits suicide within two years after the Issue Date, we will not pay any part of the Policy Proceeds.  We will refund to You the premiums paid, minus the amount of any Policy Debt and any partial surrenders.

Incontestability.  All statements made in the application or in a supplemental application are representations and not warranties.  We will rely on these statements when approving the issuance, increase in face amount, increase in Base Death Benefit over premium paid, or change in death benefit option of the Policy.  We can use no statement in defense of a claim unless the statement was made in the application or in a supplemental application.  In the absence of fraud, after a Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums.  However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after the increase has been in force during the lifetime of the Insured for two years from the effective date of the increase.  Any increase in Base Death Benefit over premium paid or increase in Base Death Benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase.

Addition, Deletion or Substitution of Investments.  Subject to our obtaining any necessary regulatory approvals, share of other registered open-end investment companies or unit investment trusts may be substituted both for fund shares already purchased by the Variable Account and/or as the security to be purchased in the future.  In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware.  We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts, subject to the approval of the Securities and Exchange Commission.  In the event of any substitution or other act described above, we may make appropriate amendment to the Policy to reflect the substitution.

Nonparticipating.  The Policy does not pay dividends.  The Policy does not share in our profits or surplus earnings.

Modification.  Upon notice to You, we may modify the Policy if that modification-

-	is necessary to make the Policy, the Variable Account or the Fixed Account comply with any law or regulation issued by a governmental agency to which we are subject;

-	is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

-	is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

-	adds, deletes or otherwise changes Sub-Account options.

When required, approval of the Securities and Exchange Commission will be obtained.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions.  In the event of any such modification, we may make appropriate amendment to the Policy to reflect the modification.

Entire Contract.  Your entire contract with us consists of the Policy, the application(s), any riders, any endorsements, and any other attachments.  Any hypothetical illustrations prepared in connection with the Policy do not form a part of our contract with You and are intended solely to provide information about how Policy values may be affected by different investment returns and other factors.

Performance Information

From time to time, we may advertise total return and average annual total return of the Funds.  This performance information, presented in sales literature, is based on historical earnings and is not intended to indicate future performance. Total return for a Portfolio refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund.  Total return of the Portfolio, net of Mortality & Expense Risk Charges, refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund and net of the mortality and expense risk charge.  Other charges, fees and expenses payable under the Policy are not deducted from the performance information.  Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Fund’s or Sub-Account’s performance had been constant over the entire period.  Because average annual total returns tend to smooth out variations in the return of the Fund or Sub-Account, they are not the same as actual year-by-year results.

We may compare performance information in reports and promotional literature, to-

-
the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

-
other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

-	the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to policyowners and prospective policyowners.  Topics may include-

-
the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, short-term trading, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

-	the advantages and disadvantages of investing in tax-deferred and taxable investments;

-	customer profiles and hypothetical purchase and investment scenarios;

-	financial management and tax and retirement planning; and

-	investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policy and the characteristics of and market for such financial instruments.

The Policy was first offered to the public in 1997.  We may, however, advertise return data based on the period of time that the Funds have been in existence.  The results for any period prior to the time the Policy was first publicly offered will be calculated as if the Policy had been offered during that period of time.

Voting Rights

We will vote shares of the Funds held in the Variable Account in accordance with instructions received from policyowners having interests in the corresponding Sub-Accounts, to the extent required by law.  We will provide each policyowner who has interests in a Sub-Account with the proxy materials of the corresponding Fund, together with an appropriate form for the policyowner to submit its voting instructions to us.  We will vote shares for which we receive no timely instructions, together with shares not attributable to any Policy, in the same proportion as those shares held by the Sub-Account for which we receive instructions.  As a result of proportional voting, the instructions of a small number of policyowners could determine the outcome of a proposal subject to shareholder vote.

We will determine the number of shares for which You are entitled to provide voting instructions as of the record date established for the applicable Fund.  This number is determined by dividing your Account Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund.

We may, if required by state insurance regulators, disregard voting instructions if the instructions require shares to be voted to cause a change in the subclassification or investment objective of one or more of the Funds, or to approve or disapprove an investment advisory contract for a Fund.  In addition, we may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter of a Fund.  Our disapproval of any such change must be reasonable and, in the case of change in investment policies or investment adviser, based on a good faith determination that the change would be contrary to state law or otherwise inappropriate in light of the objectives and purposes of the Fund.  If we disregard voting instructions, we will include a summary of and the reasons for that action in our next periodic report to policyowners.

We reserve the right to vote shares held in the Variable Account in our own right, if permitted by applicable law.

Distribution of Policy

The Policy is offered on a continuous basis.  The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for sale of the Policy.  The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Policy Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.  The amount and timing of commissions the Company may pay to Selling Broker-Dealers is not expected to be more than 40% of premium paid in the first Policy Year and 15% per annum of premium paid in Policy Years two through seven.  We may also pay a commission of-

-	up to 0.15% per annum of Account Value for Policy Years one through twenty; and

-	up to 0.10% per annum of Account Value thereafter.

We may also pay up to an additional 0.15% per annum of Account Value to broker-dealers who provide additional services specifically requested or authorized by corporate purchasers.  The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including, in some cases, payments to affiliates of the Company such as Sun Life Financial Distributors, Inc., in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars.  The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable policies (including the Policy) or assets held within those policies and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Policies over other variable life policies (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies.

In addition to selling our variable policies (including the Policy), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual policy is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Policies by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Policies than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Policy to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Policy.

During 2005, 2006 and 2007, Clarendon retained no commissions in connection with the distribution of the Policies.

Federal Income Tax Considerations

The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice.  You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively.  New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts.  The Internal Revenue Code of 1986, as amended (the “Code”), is not in force in the Commonwealth of Puerto Rico.  Accordingly, some references in this summary will not apply to Policies issued in Puerto Rico.  However, due to IRS Rev. Rul. 2004-75, as amplified by Rev. Rul. 2004-97, we will treat Puerto Rico Policy distributions and withdrawals occurring on and after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser.  We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Policy or any transaction involving a Policy.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code.  Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value.  Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us.  Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account.  Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor.  We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the Variable Account, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Variable Account receives and (ii) under applicable income tax law, policyowners are not the owners of the assets generating the benefits.

Taxation of Policy Proceeds

Section 7702 of the Code provides certain tests for whether a policy will be treated as a “life insurance contract” for tax purposes.  Provided that the policyowner of the Policy has an insurable interest in the Insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract.  As such, the Death Benefit under the Policy will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the policyowner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof.

However, You may be taxed on all of the accumulated income under the Policy on its maturity date and there can be no assurance than an election to extend the maturity date of the Policy will avoid that result.  In addition, a corporate owner may be subject to alternative minimum tax on the annual increases in Cash Surrender Values and on the portion of the Death Benefit under the Policy that exceeds its Cash Surrender Value.

To qualify as a life insurance contract under Section 7702, the Policy must satisfy certain actuarial requirements.  Section 7702 requires that actuarial calculations be based on mortality charges that meet the “reasonable mortality charge” requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Policy.  The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues.  Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called “sub-standard risks”) meet the applicable requirements, we cannot be certain.  It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

For a variable contract like the Policy to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code.  We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test.  If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets.  In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets.  In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances.  We do not believe that the differences between the Policy and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the ability to transfer among investment choices should prevent the holding in Rev. Rul. 2003-91 from applying.  Nevertheless, You should consult with a competent tax adviser on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities You may undertake with respect to the Policy.

The guidelines in Rev. Rul. 2003-91 do not address the treatment of a policyholder which is, or which is affiliated with, an investment manager.  Any investment manager or affiliate who purchases a Policy assumes the risk that it may be treated as the owner of the investments underlying the Policy under the "owner control" rules because of the investment manager's control over assets held under the Policy.  However, because the diversification rules would permit an investment manager (or its affiliate) to hold a direct investment in an investment option under the Policy, we do not believe that the application of the "owner control" rules to an investment manager (or its affiliate) should affect You.

In the future, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject.  Accordingly, we reserve the right to modify the Policy as necessary to attempt to prevent You from being considered the owner, for tax purposes, of the underlying assets.  We also reserve the right to notify You if we determine that it is no longer practicable to maintain the Policy in a manner that was designed to prevent You from being considered the owner of the assets of the Separate Account.  You bear the risk that You may be treated as the owner of Separate Account assets and taxed accordingly.

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment Contract under Section 7702A of the Code.  Due to the flexibility of the payment of premiums and other rights You have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy.  A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums.  If there is a reduction in benefits during the first seven Policy Years, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level.  If there is a “material change” to the Policy, the seven year testing period for Modified Endowment Contract status is restarted.  A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Policy to become a Modified Endowment Contract.  In general, You should consult a qualified tax adviser before undertaking any transaction involving the Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

If a Policy is not a Modified Endowment Contract, cash distributions from the Policy are treated first as a nontaxable return of the owner’s “Investment in the Policy” and then as a distribution of the income earned under the Policy, which is subject to ordinary income tax.  (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years.  Such a cash distribution is taxed in whole or in part as ordinary income.)  Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner’s gross income.

If a Policy is a Modified Endowment Contract, distributions from the Policy are treated as ordinary income subject to ordinary income tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately before the distribution over the Investment in the Policy (as defined below).  Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy.  A 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the policyowner’s becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies ) of the policyowner and the policyowner’s Beneficiary.  These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual).  For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us to the same policyowner during any calendar year are treated as one Modified Endowment Contract.

There are substantial limits on the deductibility of policy loan interest.  You should consult a qualified tax adviser regarding such deductions.

Upon the complete maturity, surrender or lapse of the Policy, the amount by which the sum of the Policy’s Cash Surrender Value and any unpaid Policy Debt exceeds the policyowner’s “Investment in the Policy” (as defined below) is treated as ordinary income subject to tax and the 10% additional tax discussed above may apply also.  Any loss incurred upon surrender generally is not deductible.  Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Policy and the gain resulting from the maturity of the Policy, or a surrender or lapse of the Policy for purposes of that tax.

The term “Investment in the Policy” means-

-	the aggregate amount of any premiums or other consideration paid for a Policy, minus

-	the aggregate amount received under the Policy which is excluded from the owner’s gross income (other than loan amounts), plus

-	the amount of any loan from, or secured by, the Policy that is a Modified Endowment Contract (as defined above) to the extent that such amount is included in the policyowner’s gross income.

The “Investment in the Policy” is increased by any unpaid Policy Debt on a Policy that is a Modified Endowment Contract in order to prevent double taxation of income.  Since the Policy Debt was treated as a taxable distribution at the time the Policy Debt was incurred, the failure to increase the “Investment in the Policy” by the Policy Debt would cause such amount to be taxed again upon a Policy surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Policy will include any unpaid Policy Debt on a Policy that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.

If a Policy is not a Modified Endowment Contract, then the Investment in the Policy is not affected by the receipt of a loan from, or secured by a Policy.

Whether or not the Policy is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Policy will affect the amount of the Investment in the Policy.

A policyowner generally will not recognize gain upon the exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange.  In no event will the gain recognized exceed the amount by which the Policy’s Account Value (which includes unpaid policy loans) exceeds the policyowner’s Investment in the Policy.

A transfer of the Policy, a change in the policyowner, a change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called “split-dollar” arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser.  For instance, if You transfer the Policy or designate a new policyowner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee.  Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to You as ordinary income.

The Pension Protection Act of 2006 added a new section to the Code that denies the tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the “amount received under the contract” to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied.  The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business.  Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisors regarding the applicability of the new legislation to the proposed purchase.

A tax adviser should also be consulted with respect to the 2003 split dollar regulations if You have purchased or are considering the purchase of a Policy for a split dollar insurance plan.  Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.  There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.
Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.  Please contact your tax advisor.

Withholding

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold.  The Owner may credit against his or her federal income tax liability for the year of distribution any amounts that we withhold.

Tax Return Disclosure

We believe that the purchase of a Policy is not currently subject to the tax return disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4.  However, it is your responsibility, in consultation with your tax and legal counsel and advisers, to make your own determination as to the applicability of the disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4 to your federal tax return.

Under IRC Section 6111 and Temporary Treasury Regulation Section 301.6111-1T, we are required to register with the IRS any offerings or sales of Policies that are considered tax shelters.  We believe that registration would not be required under current regulations with respect to sales of the offering or sale of a Policy.

We believe that the customer list requirements of IRC Section 6112 and Treasury Regulation Section 301.6112-1 are not currently applicable to such offerings and sales.

Other Information

State Regulation

We are subject to the laws of Delaware governing life insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations.  We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account.  We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Policy have been examined by Philip Johnson, FSA, MAAA, Assistant Vice President for Corporate Markets of Sun Life Assurance Company of Canada (U.S.).

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy.  It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement.  You may refer to the registration statement for additional information about us, the Variable Account, the underlying funds and the Policy.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks.  They should not be considered as bearing on the investment performance of the Variable Account or shares of any Fund held in the Variable Account.  Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A
Glossary of Policy Terms

Account Value-The sum of the amounts in each Sub-Account, the Fixed Account and the amount of the Loan Account.  Account Value does not include Policy Debt.  Policy Debt, which includes the amount of loans and interest charged, is not deducted from the Account Value.  It is reflected in the amounts received upon surrender or payment of Policy Proceeds.  It is also reflected in the amount of total Account Value that may be borrowed against.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the Issue Date.

APB Rider-An Additional Protection Benefit Rider (APB Rider) with which the Policy may be issued to provide additional life insurance coverage under the Policy.

APB Rider Death Benefit-The death benefit under the APB Rider.

APB Rider Face Amount-The amount of APB Rider coverage You request, as specified in your application, used in determining the Death Benefit.

APB Rider Net Amount at Risk-The APB Rider Net Amount at Risk is based on the insurance coverage provided by the APB Rider.

Attained Age-The Insured's Issue Age plus the number of completed Policy Years.

Base Death Benefit-The death benefit under the Policy, exclusive of any APB Rider Death Benefit or any other supplemental benefits.

Business Day-Any day that we are open for business.

Cash Surrender Value-The Account Value less the balance of any outstanding Policy Debt, plus any Sales Load Refund at Surrender and any benefit payable under the Enhanced Cash Surrender Value endorsement.

Class-The risk, underwriting, and substandard table rating, if any, classification of the Insured.

Daily Risk Percentage-The applicable daily rate for deduction of the mortality and expense risk charge.

Death Benefit-The sum of the Base Death Benefit and any APB Rider Death Benefit.  For purposes of calculating the Death Benefit, the Account Value will be increased by the value provided under the Enhanced Cash Surrender Value Endorsement.

Death Benefit Percentage-A percentage prescribed by the Internal Revenue Code to insure the Death Benefit provided under the Policy meets the definition of “life insurance” under the Internal Revenue Code.

Due Proof-Such evidence as we may reasonably require in order to establish that Policy Proceeds are due and payable.  Generally, evidence will consist of the Insured’s death certificate.

Expense Charges Applied to Premium-The expense charges applied to premium, consisting of the charges for premium tax, our federal tax obligations with respect to the Policy, and the sales load.

Fixed Account-The portion of the Account Value funded by assets invested in our General Account.

Flat Extra-An additional charge imposed if the Insured is a substandard risk.  It is a flat dollar charge per $1000 of Specified Face Amount and any APB Rider Face Amount.

Fund-A mutual fund in which a Sub-Account invests.

General Account-The assets held by us other than those allocated to the Sub-Accounts or any of our other separate accounts.

Insured-The person on whose life the Policy is issued.

Investment Option-The Fixed Account and any of the Sub-Accounts of the Variable Account.

Investment Start Date-The date the first premium is applied, which will be the later of

-	the Issue Date,

-	the Business Day we approve the application for a Policy, or

-	the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Issue Age-The Insured's age as of the Insured's birthday nearest the Issue Date.

Issue Date-The date specified in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.

Loan Account-An account established for the Policy, the value of which is the principal amount of any outstanding loan against the Policy, plus credited interest thereon.

Minimum Premium-The premium amount due and payable as of the Issue Date, as specified in the Policy.  The Minimum Premium varies based on the Class, Issue Age, and sex of the Insured and the Total Face Amount of the Policy.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the Issue Date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the Specified Face Amount and any APB Rider Face Amount provided by the Policy.

Monthly Expense Charge-A per Policy deduction made on a monthly basis for administration and other expenses.

Net Premium-The amount You pay as the premium minus Expense Charges Applied to Premium that is allocated to the investment options per your election.

Our Principal Office-Sun Life Assurance Company of Canada (U.S.)(Attn: Corporate Markets), One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481, or such other address as we may specify to You by written notice.

Policy-The form issued by Sun Life Assurance Company of Canada (U.S.) which evidences the insurance coverage provided and is a contract between the policyowner and the Company.

Policy Debt-The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.

Policy Month-A one-month period commencing on the Issue Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Net Amount at Risk-The Policy Net Amount at Risk is based on the insurance coverage provided by the base Policy and does not include any insurance coverage provided by rider.  The Policy Net Amount at Risk equals the Death Benefit provided by the Policy minus your Account Value and represents the liability of the Company, excepting rider benefits, at the Insured’s death.  The Policy Net Amount at Risk also determines the amount of Account Value deduction for cost of insurance charges.

Policy Proceeds-The amount determined in accordance with the terms of the Policy that is payable at the death of the Insured prior to maturity.

Policy Year-A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.

Sales Load Refund at Surrender-The portion of any premium paid in the Policy Year of surrender that we will refund if You surrender the Policy in the first three Policy Years.

SEC-Securities and Exchange Commission.

Specified Face Amount-The amount of life insurance coverage You request, as specified in the Policy, exclusive of any APB Rider coverage, used in determining the Death Benefit.

Sub-Accounts-Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to You, and the Fixed Account.

Target Premium-An amount of premium specified as such in the Policy, used to determine our Expense Charge Applied to Premium.

Target Premium Factor-Factors that are approximately equal to the Seven Pay Premium factors referenced in the Internal Revenue Code.

Total Face Amount-The sum of the Specified Face Amount and the APB Rider Face Amount.

Unit-A unit of measurement that we use to calculate the value of each investment option.

Unit Value-The value of each Unit of assets in an investment option.

Valuation Date-A day that the New York Stock Exchange is open for business.  We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Valuation Period-The period of time from one Valuation Date to the next Valuation Date.  We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life of Canada (U.S.) Variable Account G, one of our separate accounts established for the purposes including the funding of variable insurance benefits payable under the Policy.

You-is the owner of the Policy.

Appendix B
PRIVACY POLICY

Introduction

At the Sun Life Financial group of companies,1 protecting your privacy is important to us.  Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers’ information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products.  When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you.  As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:

•  Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;

•  Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and

•  Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts.  Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them.  The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements.  Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers’ nonpublic personal information.  These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when Sun Life Financial is required to disclose its customers’ nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

1 For a complete list of the Sun Life Financial member companies that have adopted this Privacy Policy, please see the reverse side of this Notice.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us.  If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts.  Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

The following Sun Life Financial companies have adopted this Notice.  Other Sun Life Financial affiliated companies have adopted their own privacy policies.  Please check their websites for details.

Insurance Companies	Distributors/Broker-Dealers/Underwriters

Sun Life Assurance Company of Canada (U.S. operations)	Clarendon Insurance Agency, Inc.
Sun Life Assurance Company of Canada (U.S.)	Sun Life Financial Distributors, Inc.
Sun Life Insurance and Annuity Company of New York
Independence Life and Annuity Company

The SAI includes additional information about Sun Life of Canada (U.S.) Variable Account G and is incorporated herein by reference.  The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request.  There is no charge for the SAI.  We currently do not charge for personalized illustrations but reserve the right to do so.  You may make inquiries about the Policy, request an SAI and request a personalized illustration by calling 1-888-594-2654.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C.  To find out more about this public service, call the Securities and Exchange Commission at 202-551-8090.  Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or You can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 901 E Street, NE, Washington, D.C.  20549.

Securities Act of 1933 File No. 333-65048
Investment Company Act File No. 811-07837

Futurity Corporate VUL
Sun Life of Canada (U.S.) Variable Account G
A Flexible Premium Variable Universal Life Insurance Policy
Prospectus
November 1, 2008
This prospectus describes the variable universal life insurance policy (the "Policy") issued by Sun Life Assurance Company of Canada (U.S.) ("we", "us" or "Company"), a member of the Sun Life Financial group of companies, through Sun Life of Canada (U.S.) Variable Account G (the “Variable Account”), one of our separate accounts.  The Policy is being offered to corporations to insure employees and other persons in whom they have an insurable interest on an individual basis.  This prospectus contains important information You should understand before purchasing a Policy.  We use certain special terms which are defined in Appendix A.  You should read this prospectus carefully and keep it for future reference.  You may choose among a number of Sub-Accounts and a Fixed Account Option.  The Sub-Accounts in the Variable Account invest in shares of the following Funds:

ASSET ALLOCATION	LARGE CAP EQUITY
MFS Total Return Portfolio (Service Class)	AIM V.I. Capital Appreciation Fund (Series I Shares)
EMERGING MARKETS BOND	AIM V.I. Core Equity Fund (Series I Shares)
PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class)	AllianceBernstein VPS Growth and Income Portfolio (Class B)
HIGH YIELD BOND	Dreyfus Stock Index Fund, Inc. (Initial Shares)
MFS High Yield Portfolio (Service Class)	Fidelity VIP Contrafund® Portfolio (Service Class 2)
PIMCO VIT High Yield Portfolio (Administrative Class)	Fidelity VIP Growth Portfolio (Service Class 2)
SCSM PIMCO High Yield Fund (Initial Class)	Goldman Sachs VIT Capital Growth Fund
INFLATION-PROTECTED BOND	Goldman Sachs VIT Structured U.S. Equity Fund
PIMCO VIT Real Return Portfolio (Administrative Class)	Lord Abbett Series Fund – Growth and Income Portfolio (Class VC)
INTERMEDIATE TERM BOND	MFS Capital Appreciation Portfolio (Service Class)
MFS Bond Portfolio (Service Class)
MFS Government Securities Portfolio (Service Class)	MFS Core Equity Portfolio (Service Class)
PIMCO VIT Total Return Portfolio (Administrative Class)	MFS Growth Portfolio (Service Class)#
Sun Capital Investment Grade Bond Fund® (Initial Class)	MFS Massachusetts Investors Growth Stock Portfolio (Service Class)
INTERNATIONAL/GLOBAL EQUITY	MFS Blended Research Core Equity Portfolio (Service Class)
AIM V.I. International Growth Fund (Series I Shares)	MFS Research Portfolio (Service Class)
AllianceBernstein VPS International Growth Portfolio (Class B)	MFS Strategic Value Portfolio (Service Class)
Fidelity VIP Overseas Portfolio (Service Class 2)	MFS Value Portfolio (Service Class)
MFS International Growth Portfolio (Service Class)	Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares)
Templeton Foreign Securities Fund (Class 2)	Rydex VT Nova Fund
Templeton Growth Securities Fund (Class 2)	Rydex VT NASDAQ-100® Fund##
INTERNATIONAL/ GLOBAL SMALL/MID CAP EQUITY	SCSM Davis Venture Value Fund (Initial Class)
Lord Abbett Series Fund – International Portfolio (Class VC)	SCSM Lord Abbett Growth & Income Fund (Initial Class)
MID CAP EQUITY	SCSM Oppenheimer Large Cap Core Fund (Initial Class)####
AIM V.I. Dynamics Fund (Series I Shares)	T. Rowe Price Equity Income Portfolio
Delaware VIP Growth Opportunities Series (Standard Class)	REAL ESTATE EQUITY
Delaware VIP Trend Series (Standard Class)	Sun Capital Global Real Estate Fund® (Initial Class)###
Dreyfus IP MidCap Stock Portfolio (Initial Shares)	SHORT TERM BOND
Lord Abbett Series Fund – Mid-Cap Value Portfolio (Class VC)	PIMCO VIT Low Duration Portfolio (Administrative Class)
MFS Mid Cap Growth Portfolio (Service Class)	SCSM Goldman Sachs Short Duration Fund (Initial Class)
Neuberger Berman AMT Regency Portfolio (Class I)	SMALL CAP EQUITY
AIM V.I. Small Cap Equity Fund (Series I Shares)
SCSM Blue Chip Mid Cap Fund (Initial Class)	AllianceBernstein VPS Small Cap Growth Portfolio (Class B)
SCSM Goldman Sachs Mid Cap Value Fund (Initial Class)	Delaware VIP Small Cap Value Series (Standard Class)
MONEY MARKET	DWS Small Cap Index VIP (Class B)
Sun Capital Money Market Fund® (Initial Class)	MFS New Discovery Portfolio (Service Class)*
MULTI SECTOR BOND	SCSM Oppenheimer Main Street Small Cap Fund (Initial Class)
MFS Strategic Income Portfolio (Service Class)	SPECIALTY/SECTOR EQUITY
AllianceBernstein VPS Global Technology Portfolio (Class B)
MFS Utilities Portfolio (Service Class)

THIS POLICY IS ONLY AVAILABLE FOR SALE THROUGH DECEMBER 31, 2008.

Invesco Aim Advisors, Inc. advises the AIM Funds and advisory entities affiliated with Invesco Aim Advisors, Inc. subadvise the AIM Funds.  Alliance Capital Management L.P. advises the AllianceBernstein Portfolios.  Delaware Management Company advises the Delaware Series.  Dreyfus Corporation advises the Dreyfus MidCap Stock Portfolio and the Dreyfus Stock Index Fund, Inc.  Deutsche Asset Management, Inc. advises the DWS Small Cap Index VIP.  Fidelity Management & Research Company advises the Fidelity Portfolios.  Goldman Sachs Asset Management, L.P. advises the Goldman Sachs Funds and subadvises SCSM Goldman Sachs Mid Cap Value Fund and SCSM Goldman Sachs Short Duration Fund.  Lord, Abbett & Co. LLC advises the Lord Abbett Portfolios and subadvises SCSM Lord Abbett Growth & Income Fund.  Massachusetts Financial Services Company, our affiliate, advises the MFS Portfolios.  Neuberger Berman Management Inc. advises the Neuberger Berman AMT Regency Portfolio.  OppenheimerFunds, Inc. advises the Oppenheimer Capital Appreciation Fund/VA and subadvises the SCSM Oppenheimer Main Street Small Cap Fund and the SCSM Oppenheimer Large Cap Core Fund.  Pacific Investment Management Company advises the PIMCO Portfolios and subadvises SCSM PIMCO High Yield Fund.  Rydex Investments advises the Rydex Funds.  Sun Capital Advisers, LLC, our affiliate, advises the Sun Capital Funds.  Davis Select Advisers, L.P. subadvises SCSM Davis Venture Value Fund. Wellington Management Company, LLP subadvises SCSM Blue Chip Mid Cap Fund.   Templeton Investment Counsel, LLC advises Templeton Foreign Securities Fund.  Templeton Global Advisors Limited advises the Templeton Growth Securities Fund.  T. Rowe Price Associates, Inc. advises the T. Rowe Price Equity Income Portfolio.
#On May 1, 2008, MFS Emerging Growth Portfolio changed its name to MFS  Growth Portfolio.
##On April 1, 2008, Rydex VT OTC Fund changed its name to Rydex VT NASDAQ-100® Fund.
###On May 1, 2008, Sun Capital Real Estate Fund changed its name to Sun Capital Global Real Estate Fund.
####On May 1, 2008, Sun Capital All Cap Fund changed its name to SCSM Oppenheimer Large Cap Core Fund.
*On July 1, 2008, MFS New Discovery Portfolio is closed to new premium and transfers.

Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(888) 594-2654

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Topic	Page

Risk/Benefit Summary of Policy [INSERT PAGE NUMBER]
About Who We Are [INSERT PAGE NUMBER]
The Variable Account [INSERT PAGE NUMBER]
The Funds [INSERT PAGE NUMBER]
Fees and Expenses of the Funds [INSERT PAGE NUMBER]
Potential Conflicts [INSERT PAGE NUMBER]
Our General Account [INSERT PAGE NUMBER]
Application and Issuance [INSERT PAGE NUMBER]
Death Benefit Compliance Test [INSERT PAGE NUMBER]
Initial Premium Payment [INSERT PAGE NUMBER]
Insurable Interest Requirement. [INSERT PAGE NUMBER]
Right to Return Policy Period [INSERT PAGE NUMBER]
Premium Payments [INSERT PAGE NUMBER]
General Limitations [INSERT PAGE NUMBER]
Guideline Premium Test Limitations [INSERT PAGE NUMBER]
Planned Periodic Premiums [INSERT PAGE NUMBER]
Allocation of Net Premium [INSERT PAGE NUMBER]
Modified Endowment Contract [INSERT PAGE NUMBER]
Additional Protection Benefit Rider (APB Rider) [INSERT PAGE NUMBER]
Maturity Date Extension Rider [INSERT PAGE NUMBER]
Enhanced Cash Surrender Value Endorsement [INSERT PAGE NUMBER]
Fixed Account Endorsement [INSERT PAGE NUMBER]
Directed Deductions Endorsement [INSERT PAGE NUMBER]
Death Benefit [INSERT PAGE NUMBER]
Policy Proceeds [INSERT PAGE NUMBER]
Death Benefit Options [INSERT PAGE NUMBER]
Changes in the Death Benefit Option [INSERT PAGE NUMBER]
APB Rider Death Benefit [INSERT PAGE NUMBER]
Minimum Face Amount [INSERT PAGE NUMBER]
Changes in Face Amount [INSERT PAGE NUMBER]
Increases in Face Amount [INSERT PAGE NUMBER]
Decreases in Face Amount [INSERT PAGE NUMBER]
Account Value [INSERT PAGE NUMBER]
Account Value in the Investment Options [INSERT PAGE NUMBER]
Net Investment Factor [INSERT PAGE NUMBER]
Account Value in the Loan Account [INSERT PAGE NUMBER]
Insufficient Value [INSERT PAGE NUMBER]
Grace Period [INSERT PAGE NUMBER]
Splitting Units [INSERT PAGE NUMBER]
Transfer Privileges [INSERT PAGE NUMBER]
Short-Term Trading [INSERT PAGE NUMBER]
The Funds’ Harmful Trading Policies [INSERT PAGE NUMBER]
Accessing Your Account Value [INSERT PAGE NUMBER]
Surrender [INSERT PAGE NUMBER]
Partial Surrenders [INSERT PAGE NUMBER]
Policy Loans [INSERT PAGE NUMBER]
Deferral of Payment [INSERT PAGE NUMBER]
Charges, Deductions and Refunds [INSERT PAGE NUMBER]
Expense Charges Applied to Premium [INSERT PAGE NUMBER]
Sales Load Refund at Surrender [INSERT PAGE NUMBER]
Mortality and Expense Risk Charge [INSERT PAGE NUMBER]
Monthly Expense Charge [INSERT PAGE NUMBER]
Monthly Cost of Insurance [INSERT PAGE NUMBER]
APB Rider Charge [INSERT PAGE NUMBER]
Other Charges and Expenses [INSERT PAGE NUMBER]
Reduction of Charges [INSERT PAGE NUMBER]
Termination of Policy [INSERT PAGE NUMBER]
Other Policy Provisions [INSERT PAGE NUMBER]
Alteration [INSERT PAGE NUMBER]
Assignments [INSERT PAGE NUMBER]
Rights of Owner [INSERT PAGE NUMBER]
Rights of Beneficiary [INSERT PAGE NUMBER]
Reports to Policyowners [INSERT PAGE NUMBER]
Illustrations [INSERT PAGE NUMBER]
Conversion [INSERT PAGE NUMBER]
Misstatement of Age or Sex [INSERT PAGE NUMBER]
Suicide [INSERT PAGE NUMBER]
Incontestability [INSERT PAGE NUMBER]
Addition, Deletion or Substitution of Investments [INSERT PAGE NUMBER]
Nonparticipating [INSERT PAGE NUMBER]
Modification [INSERT PAGE NUMBER]
Entire Contract [INSERT PAGE NUMBER]
Performance Information [INSERT PAGE NUMBER]
Voting Rights [INSERT PAGE NUMBER]
Distribution of Policy [INSERT PAGE NUMBER]
Federal Income Tax Considerations [INSERT PAGE NUMBER]
Our Tax Status [INSERT PAGE NUMBER]
Taxation of Policy Proceeds [INSERT PAGE NUMBER]
Withholding [INSERT PAGE NUMBER]
Other Information [INSERT PAGE NUMBER]
State Regulation [INSERT PAGE NUMBER]
Legal Proceedings [INSERT PAGE NUMBER]
Experts [INSERT PAGE NUMBER]
Registration Statements [INSERT PAGE NUMBER]
Financial Statements [INSERT PAGE NUMBER]
Appendix A - Glossary of Policy Terms [INSERT PAGE NUMBER]
Appendix B - Privacy Policy [INSERT PAGE NUMBER]

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful.  You should rely only on the information contained in this prospectus or in the prospectus or Statement of Additional Information of the underlying mutual funds.  We have not authorized anyone to provide You with information that is different.

Risk/Benefit Summary of Policy

Use of Policy
The Policy provides corporations life insurance coverage on employees or other persons in whose lives they have an insurable interest.  It may be used in connection with various types of non-tax-qualified executive benefit plans.

Premium Payments

-	Generally, You must make an initial minimum premium payment that will sustain the Policy for three months from its Issue Date.

-	You choose the amount and timing of subsequent premium payments, within certain limits.

-	We allocate your net premium payments among the Policy's Sub-Accounts and the Fixed Account according to your instructions.

CONTRACT BENEFITS

Account Value

-	The Account Value equals

-	premiums, plus

-	investment performance of the Sub-Accounts, the Fixed Account and the Loan Account; less

-	any partial surrenders and Policy charges.

Accessing Your Account Value

Cash Surrender Value is

-	Account Value, less

-	Policy Debt, plus

-	any sales load refund due at surrender, plus

-	any Enhanced Cash Surrender Value endorsement benefit.

-	You may borrow from us using the Account Value as collateral. Taking Policy loans may increase the risk of Policy lapse.

-	You may surrender the Policy for its Cash Surrender Value.

-
You may make a partial surrender of only a portion of the Cash Surrender Value once per year after the Policy has been in force for one year.  Reducing the Cash Surrender Value with a partial surrender may increase the risk of Policy lapse.

A partial surrender may cause a decrease in Total Face Amount of your Policy if the Net Amount at Risk after the partial surrender exceeds the Net Amount at Risk before the partial surrender.  The Net Amount at Risk equals the Death Benefit minus your Account Value.

Death Benefit Compliance Test

-	For favorable federal tax treatment, the Policy must meet one of the following standards-

	-	the Guideline Premium Test, or

	-	the Cash Value Accumulation Test.

-	You choose the applicable test. You may not change your election.

-	Please see the Death Benefit Compliance Test paragraph in the About the Policy section of the prospectus for Guideline Premium Test and Cash Value Accumulation Test definitions.

Death Benefit

Specified Face Amount is the amount of life insurance coverage You request.

-	If the Guideline Premium Test applies, You have a choice of two death benefit options-

-	the Specified Face Amount (Option A); or

-	the Specified Face Amount plus your Account Value (Option B).

-	You may change your death benefit option on any Policy Anniversary, subject to our underwriting rules then in effect.

-	If the Cash Value Accumulation Test applies, You will be deemed to have elected Option A, which may not be changed.

-	After the first Policy Year, You may-

-	increase the Specified Face Amount, subject to satisfactory evidence of the Insured’s insurability; or

-	decrease the Specified Face Amount to a level not less than the minimum specified in the Policy.

Investment Options

-	You may allocate your net premium payments among the Sub-Accounts and the Fixed Account.

-
If your Policy was issued before December 15, 2002, a Fixed Account investment option was not offered but became available, via Policy endorsement, on December 15, 2002.  If that option was rejected, references to the Fixed Account within this prospectus should be disregarded.

-	You may transfer amounts from one Sub-Account to another or to the Fixed Account, subject to any limits that we or the Funds may impose.

-	You may transfer amounts from the Fixed Account, subject to our transfer rules in effect at time of transfer.

CONTRACT RISKS

The Variable Account

-	We have established a separate account ( the "Variable Account") to fund the variable insurance benefits under your Policy.

-	The assets of the Variable Account are free from our general creditor's claims.

-	The Variable Account is divided into Sub-Accounts.

-	Each Sub-Account invests exclusively in shares of a corresponding mutual fund.

-
When You choose Sub-Accounts in the Variable Account, your benefits will fluctuate because the benefits reflect the impact of certain economic conditions on the mutual funds underlying the Sub-Accounts You have elected.  These conditions include, but are not limited to

-	inflationary forces,

-	changes in rates of return available from different types of investments,

-	changes in employment rates and

-	the presence of international conflict.
-	With such Sub-Accounts, You assume all investment risk. Investment risk is the risk of poor investment performance.

-	Poor investment performance can result in a loss of all or some of your investment.

-	A comprehensive discussion of the risks of such Sub-Accounts may be found in the underlying Fund's prospectus.

-	It is unsuitable to purchase a life insurance policy as a short-term investment vehicle.

-
This Policy is unsuitable if You plan to surrender it to meet short-term needs because the Expense Charge Applied to Premium is higher in the early Policy Years.  “Expense Charge Applied to Premium” is a charge imposed on the premium at the time the Company receives it.  The Charge consists of an element to cover State and Federal tax obligations and an element to cover costs of issuing and selling the Policy.  See the Fee Tables following the Risk/Benefit Summary for the Charges and also a detailed description in the Charges, Deductions and Refunds section within the prospectus.

Right to Return Policy Period

You may return the Policy and receive a refund within the later of 45 days after You sign a policy application or the 20-day period (or a longer period if required by applicable state law) beginning when You receive the Policy.  Please see the Right to Return Policy Period section on page 12 for additional detail.

What if Charges and Deductions Exceed Account Value?

Your Policy may terminate if your Account Value at the beginning of any Policy Month is insufficient to pay all charges and deductions then due.  If this occurs, we will send You written notice and allow You a 61 day grace period.  If You do not make a premium payment within the grace period, sufficient to cover all charges and deductions due, the Policy will terminate at the end of the grace period.

Federal Tax Considerations

Purchase of, and transactions under, the Policy may have adverse or unfavorable tax consequences that You should consider.  You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits and surrenders.

The following tables describe the fees and expenses that You will pay when buying, owning and surrendering the Policy.  The first table describes the expenses that You will pay at the time that You buy the Policy and at the time of each subsequent premium payment.
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Expense Charge Applied to Premium[1]

Premium Tax
Maximum Charge:
Current Charge:

DAC Tax

Sales Load on Premium up to and Including Target Premium[2]
Maximum Charge:

Sales Load on Premium in Excess of Target Premium[2]
Maximum Charge:
	Upon premium receipt Upon premium receipt Upon premium receipt Upon premium receipt	(as a % of premium) 4% 2% 1.25% 8.75% 2.25%
Illustration Charge	Upon fulfillment of illustration request	$25.00 per illustration

The next table describes the fees and expenses that You will pay periodically during the time You own the Policy, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance[3] Maximum Charge: Minimum Charge: Representative Owner Charge[4]: (male, preferred, non-tobacco, Issue Age 45, Policy Year 1)	At the end of each Policy Month	(per $1000 of Policy Net Amount at Risk) $83.33 $0.03 $0.09
Mortality and Expense Risk Charge[5] Maximum Charge: Current Charge:	Daily	(On the assets allocated to the investment options in the Variable Account) 0.60% per year 0.40% per year
Monthly Expense Charge	At the beginning of each Policy Month	$13.75
Loan Interest[6]	At the end of each Policy Year	(as a % of Policy Debt)
Maximum Charge:		5.0%
Flat Extra Charge Maximum Charge:	At the beginning of each Policy Month	(per $1000 of Specified Face Amount and APB Rider Face Amount) $20.00

OPTIONAL CHARGE (FOR ADDITIONAL PROTECTION BENEFIT RIDER):
Charge	When Charge is Deducted	Amount Deducted
Additional Protection Benefit (“APB”) Rider[3]

Maximum Cost of Insurance Charge:
Minimum Cost of Insurance Charge:
Representative Owner Cost of Insurance Charge[4]:
(male, preferred, non-tobacco, Issue Age 45, Policy Year 1)
	At the end of each Policy Month	(per $1000 of APB Rider Net Amount at Risk) $83.33 $0.03 $0.09

The next table describes the Fund fees and expenses that You will pay periodically during the time that You own the Policy.  The table shows the minimum and maximum fees and expenses charged by any of the Funds and deducted from Fund assets.  More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

ANNUAL FUND OPERATING EXPENSES (deducted by the Fund on the average daily net assets of each Fund)
Total Annual Fund Expenses (reflects management fees, distribution [and/or service](12b-1) fees and other expenses)	Minimum	Maximum
	0.27%	1.90%

1The Expense Charge Applied to Premium is deducted from premium received.
2The Sales Load on Premium up to and Including Target Premium in Policy Years 2-7 is guaranteed not to exceed 8.75%.  The Load is not applicable beyond Policy Year 7.  The Sales Load on Premium in Excess of Target Premium in Policy Years 2-7 is guaranteed not to exceed 2.25%.  The Load is not applicable beyond Policy Year 7.
3The charge varies based on the length of time the Policy or Rider has been in force and the Insured's Issue Age, sex and rating class. The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.  The maximum charge possible is for an Insured male, standard, non-tobacco, Issue Age 85, Policy/Rider Year 15. The minimum charge possible is for an Insured female, preferred, non-tobacco, Issue Age 26, Policy/Rider Year 1.  The charges shown are monthly charges and are deducted on a monthly basis.
4It is assumed the Owner and the Insured are the same person.
5The Mortality and Expense Risk Charge is deducted in all Policy Years.  The charge shown is an annual charge.  The charge is deducted on a daily basis.
6Loan Interest is charged as a percentage of Policy Debt and is added to Policy Debt.  It is 5.0% in Policy Years 1-10 and 4.25% thereafter.

About Who We Are

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970.  We do business in 49 states, the District of Columbia and the Virgin Islands.  We have an insurance company subsidiary that does business in New York.  Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial").  Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges.

The Variable Account

Sun Life of Canada (U.S.) Variable Account G is one of our separate accounts established in accordance with Delaware law on July 25, 1996.  The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.  We are obligated to pay all benefits payable under the Policy.

We own the assets of the Variable Account.  The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account and the Variable Account is fully funded for the purpose of Federal securities laws.  The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business.  Our obligations for the fixed account allocations and death benefits payable under the policies are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust.  That registration does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account may be deregistered if registration is no longer required under applicable Federal securities law.  We may continue, at our election, to operate the Variable Account as a unit investment trust or other form of investment company.  All determinations will be made by our Board of Directors.  In the event of any change in the registration status of the Variable Account, we will notify all policyholders and any regulatory authorities requiring notice of such change.  We may amend the Policy to reflect the change and take such other action as may be necessary and appropriate to effect the change.

The Variable Account is divided into Sub-Accounts.  Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund).  We may in the future add new or delete existing Sub-Accounts.  The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts.

The Funds
The Policy offers several mutual fund options shown on page 1.  Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.  More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the “Fund Prospectuses”).  The Fund Prospectuses should be read in connection with this prospectus.  A copy of each Fund Prospectus may be obtained without charge by calling 888-594-2654, or writing to Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481.

Although the investment objectives and policies of the Funds may be similar to those of other mutual funds managed by the Funds’ investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.  Some of the Funds’ investment advisers may compensate us for administering the Funds as investment options under the Policy.  Such compensation is paid from advisers’ assets.

Fees and Expenses of the Funds.  Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and other expenses.  The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities.  Other expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund, and actual expenses may vary.

Because they are assessed at the Fund level, You will indirectly bear the fees and expenses of the Funds You select.  The table presented earlier in this prospectus shows the range of fees and expenses paid by the Funds as a percentage on average daily net asset value of each Fund.  These fees and expenses are more fully described in the Fund Prospectuses.  The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

Potential Conflicts.  We, as well as other affiliated and unaffiliated insurance companies, may also purchase shares of the Funds on behalf of other separate accounts used to fund variable benefits payable under other variable life insurance and variable annuity contracts.  As a result, it is possible, though we do not anticipate, that a material conflict may arise between the interests of our policyowners with respect to the Variable Account and those of other variable contractowners with respect to the other separate accounts that participate in the Funds.  The Funds have agreed to monitor themselves for the existence of any material conflict between the interests of variable contractowners.  In the event of such a conflict involving a Fund, we will take any steps necessary to remedy the conflict including withdrawing the assets of the Variable Account from the Fund.  If the Variable Account or another separate account withdraws its assets from a Fund for this reason, the Fund may be forced to sell its portfolio securities at disadvantageous prices which would negatively affect the investment performance of the corresponding Sub-Account.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts.  Subject to applicable law, we have sole discretion over the investment of our general account assets.  Interests in our general account offered through the Fixed Account investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.  An allocation of premium to the Fixed Account does not entitle You to share in the investment experience of our general account.  Instead, we guarantee that your Fixed Account allocation will accrue interest daily at an effective annual rate of at least 2%, without regard to the actual investment experience of our general account.  We may credit a higher rate of interest but are not obligated to do so.

About the Policy
This prospectus describes the standard features of the Policy.  The Policy, as issued, may differ in some respects due to the insurance laws and regulations of the state where the Policy is issued.  We are prohibited from offering any feature or benefit that has been disapproved by your state insurance regulator.  Please contact your financial advisor for detail about any variation in the Policy available in your state.

Application and Issuance.  To apply for a Policy, You must submit an application to our Principal Office.  We will then follow underwriting procedures designed to determine the insurability of the proposed Insured.  We offer the Policy on a regular (or medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis.  The proposed Insured generally must be less than 81 years old for a Policy to be issued.  For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that You provide us with such additional information as we may deem necessary, before an application is approved.  To qualify for an expanded guaranteed issue or guaranteed issue underwriting basis, a proposed Insured must submit underwriting information and be pre-approved for such underwriting basis.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  We will not issue a Policy until the underwriting process has been completed to our satisfaction.  In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to an Insured to cover the cost of the increased mortality risk borne by the Company.

Death Benefit Compliance Test.  The Policy must, at all times, satisfy one of two legal standards for it to qualify as life insurance and thus be entitled to receive favorable tax treatment under applicable federal tax law.  We will refer to these standards as the “Cash Value Accumulation Test” and the “Guideline Premium Test.”  Under both tests, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the “Death Benefit Percentage”).  The Death Benefit Percentages for the Guideline Premium Test vary by Attained Age, whereas those for the Cash Value Accumulation Test vary by Attained Age and sex.  The Death Benefit Percentages for the Cash Value Accumulation Test, in general, are greater than those for the Guideline Premium Test.  The Guideline Premium Test imposes limits on the amount of premium You may pay under the Policy, where the Cash Value Accumulation Test does not.  You must specify in the Policy application which of these tests will apply to the Policy.  You may not change your selection once the Policy has been issued.  In general, if your primary objective is maximum accumulation of Account Value during the initial Policy Years, then the Cash Value Accumulation Test would be the more appropriate choice.  If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the Guideline Premium Test is generally more appropriate.  Because your choice of tests depends on complex factors and may not be changed, You should consult with a qualified tax adviser before deciding.

Initial Premium Payment.  A Minimum Premium will be due and payable as of the Issue Date.  The Minimum Premium is generally that which will sustain the Policy for three months from its Issue Date.  The amount of Minimum Premium is determined by the Specified Face Amount, APB Rider Face Amount, death benefit option election, death benefit compliance test election and risk and underwriting classification of the Insured.  Pending approval of your application, we will allocate any premium payments You make to our general account.  If your application is not approved, we will promptly return your premium payments.

Upon approval of your application, we will issue to You a Policy on the life of the Insured which will set forth your rights and our obligations.  The Issue Date is the date specified as such in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.  The Investment Start Date is the date the first premium is applied, which will be the latest of-

-	the Issue Date, or

-	the date we approve the application for the Policy, or

-	the date You pay a premium equal to or in excess of the Minimum Premium.

You will receive a confirmation statement that will provide the Investment Start Date.

Insurable Interest Requirement. You must have an insurable interest in the life of the Insured up to the full amount of insurance coverage.  Otherwise, the Policy will not qualify as life insurance under applicable state insurance and federal tax law.  You should consult with a qualified adviser when determining the amount of coverage and before taking any action to increase the amount of existing coverage to ensure that You have an insurable interest for the full amount of coverage.

Right to Return Policy Period

If You are not satisfied with the Policy, You may return it by delivering or postmarking it to our Principal Office or to the sales representative through whom You purchased the Policy within 20 days from the date of receipt (unless a different period is applicable under state law) or within 45 days after your application is signed, whichever period ends later (the “Right to Return Policy Period”).

If You return the Policy during the Right to Return Policy Period, the Policy will be deemed void and You will receive a refund equal to the sum of-

-	the difference between any premium payments made, including fees and charges, and the amounts allocated to the Variable Account and the Fixed Account;

-
the value of the amounts allocated to the Variable Account and the Fixed Account on the date the cancellation request is received by us or the sales representative through whom You purchased the Policy; and

-	any fees or charges imposed on amounts allocated to the Variable Account and the Fixed Account.

If required by applicable state insurance law, however, You will receive instead a refund equal to the greater of  premium payments made and premium payments made plus money market return.  Unless You are entitled to receive a full refund of premium, You bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Right to Return Policy Period with respect to the Policy.

If You are entitled under applicable state law to receive a full refund during the Right to Return Policy Period, we will allocate the net premium payments to the Sun Capital Money Market Fund Sub-Account during that period beginning on the Investment Start Date.  Upon expiration of the Right to Return Policy Period, we will reallocate your Account Value and allocate future net premium payments in accordance with your instructions.

Premium Payments

In general, You may choose the frequency and amount of any additional premium payments subject to the limits described below.  All premium payments should be made payable to Sun Life Assurance Company of Canada (U.S.) and mailed to our Principal Office.

General Limitations.  We reserve the right to limit the number of premium payments we accept on an annual basis.  No premium payment may be less than $100 without our consent, although we will accept a smaller premium payment if it is necessary to keep the Policy in force. We reserve the right to reject a premium payment that, if accepted, would cause the Policy, at its current Death Benefit, to no longer meet the definition of “life insurance” under the Internal Revenue Code.  If You provide satisfactory evidence of insurability, we can retain the premium and increase the Death Benefit while maintaining the Policy’s “life insurance” status under the Internal Revenue Code.

Guideline Premium Test Limitations.  The Guideline Premium Test limits the amount of premium You may pay per year.  We will not accept premium payments that would, in our opinion, exceeds these limits, if You have chosen this test as the applicable Death Benefit Compliance Test, unless You have expressly directed us to do so.  We may require satisfactory evidence of insurability before we accept such a premium.  We will inform You of the applicable maximum premium limitations for the coming years in our annual report to You.  In contrast, the Cash Value Accumulation Test does not impose any additional limitations on the amount of premium You may pay.

Planned Periodic Premiums.  While You are not required to make premium payments according to a fixed schedule, You may select a planned periodic premium schedule and corresponding billing period, subject to our premium limits.  In general, the billing period must be annual or semiannual.  We will send reminder notices for the planned periodic premium at the beginning of each billing period unless reminder notices have been suspended as described below.  You are not required, however, to pay the planned periodic premium; You may increase or decrease premium payments, subject to our limits, and You may skip a planned payment or make unscheduled payments.  You may change your planned payment schedule or the billing period, subject to our approval.  Depending on the investment performance of the Sub-Accounts You select, the planned periodic premium may not be sufficient to keep the Policy in force, and You may need to change your planned payment schedule or make additional payments in order to prevent termination of the Policy.  We reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period).  We will notify You prior to suspending reminder notices.  We will also suspend reminder notices at your written request.

Allocation of Net Premium.  Net Premium is the amount You pay as premium minus Expense Charges Applied to Premium.  We will allocate Net Premium among the Sub-Accounts and the Fixed Account in accordance with your allocation instructions, except during the Right to Return Policy Period as described above.  You will be required to specify initial allocation percentages in the policy application.  While there are no limitations concerning the number of Investment Options to which Net Premium may be allocated, we reserve the right to impose minimum allocation amounts, as determined by the Fund, for any or all Investment Options.

You may change the allocation of future Net Premium at any time by submitting an acceptable request to our Principal Office.  An allocation change will be effective as of the date our Principal Office receives your request for that change provided that it is received on a Valuation Date before the close of the New York Stock Exchange.  If a request is received on a day that is not a Valuation Date or after the close of the New York Stock Exchange on a Valuation Date, it will become effective on the next Valuation Date.

Modified Endowment Contract.  Less favorable federal tax rules apply to life insurance policies that are defined as “Modified Endowment Contracts.”  One way the Policy could become a Modified Endowment Contract is if You pay premiums in excess of applicable tax-law limitations.

We will notify You if we receive a premium that would, in our opinion, cause the Policy to become a Modified Endowment Contract.  We will not credit the premium unless we receive specific instructions from You to do so.  Any such premium will be held, for a period not to exceed 90 days, in a non-interest bearing account.  This premium will be refunded at the end of the 90 day period if we have not received specific instruction from You concerning the premium.

Additional Protection Benefit Rider (APB Rider)

The Policy may be issued with an APB Rider.  This rider provides life insurance coverage, annually renewable to Attained Age 100, on the life of the Insured equal to the amount of the APB Rider Death Benefit.  You will be required to specify the initial APB Rider Face Amount in the policy application.
The cost of insurance associated with the APB Rider is deducted from the Account Value as part of the Monthly Cost of Insurance deduction.  This portion of the Monthly Cost of Insurance deduction for the APB Rider cost of insurance will cease when the APB Rider terminates.  The applicable guaranteed maximum Monthly Cost of Insurance Rates for the APB Rider Death Benefit exceed those for the Base Death Benefit.

Target Premium is the amount of premium specified as such in the Policy, used to determine the Expense Charge Applied to Premium.  Target Premium is equal to the (Specified Face Amount divided by 1000) multiplied by the Target Premium factor.  Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount.

Two otherwise identical Policies with the same Total Face Amount will have different Target Premiums depending on how much of the Total Face Amount is attributable to the Specified Face Amount versus the APB Rider Face Amount.  Target Premium will be lower for the Policy which has the greater APB Rider Face Amount because the Target Premium calculation uses the Specified Face Amount not the Total Face Amount.  Lower Target Premium results in lower Expense Charges Applied to Premium for that Policy.

If You convert the Policy to a flexible premium universal life insurance policy, any related APB Rider will terminate automatically.  An APB Rider will also terminate on the earliest of-

-	our receipt of your written request for termination,

-	the lapse of the Policy because of insufficient value, or

-	the Insured’s Attained Age 100 if the Maturity Date Extension Rider is in effect, or

-	the termination of the Policy.

Maturity Date Extension Rider

You may elect to extend the maturity date beyond the Insured’s Attained Age 100.  No further premium will be accepted and no further deduction for Monthly Cost of Insurance will be made.  The Base Death Benefit will be equal to the Account Value.  There is no charge for this rider.

The Policy may not qualify as life insurance beyond the Insured’s Attained Age 100 and may be subject to tax consequences.  We recommend that You receive counsel from your tax adviser.  This rider may not be available in all states.

Enhanced Cash Surrender Value Endorsement

This endorsement provides an enhanced cash surrender value benefit if You surrender the Policy during the first ten Policy Years and such surrender is not made pursuant to an exchange under Section 1035 of the Internal Revenue Code (or any successor provision).  The benefit is a return of a certain percentage of premium paid.  Percentages for each Policy Year are shown in this endorsement.  The amount available for Policy loan or partial surrender will not increase due to this endorsement.  For purposes of computing any Death Benefit, the Account Value will be increased by the amount of this endorsement.  This endorsement may not be available in all states and is provided at no charge.

Fixed Account Endorsement

All Policies issued on or after December 15, 2002 include the Fixed Account Endorsement, which adds a Fixed Account to the Policy as an additional investment option.  Policies issued prior to December 15, 2002 may have this endorsement at the Owner's option.  This endorsement may not be available in all states and is provided at no charge.  This prospectus presupposes this endorsement is affixed to the Policy.

Directed Deductions Endorsement

All Policies issued on or after December 15, 2002 include the Directed Deductions Endorsement.  Policies issued prior to December 15, 2002 may have this endorsement at the Owner's option.  This endorsement gives the Owner the ability to direct from which investment options the Monthly Expense Charge, Monthly Cost of Insurance Charge and Mortality & Expense Risk Charge are taken.  This endorsement may not be available in all states and is provided at no charge.  If the Owner fails to provide direction on charge deductions, deductions will be allocated among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction.  This prospectus presupposes this endorsement is affixed to the Policy.

Death Benefit

Policy Proceeds.  If the Policy is in force at the time of the Insured's death and we have received Due Proof of the Insured's death, we will pay your designated beneficiary a lump sum amount equal to-

-	the amount of the Base Death Benefit, minus

-	the amount of any outstanding Policy Debt, plus

-	the amount of any APB Rider Death Benefit, plus

-	the amount of any other supplemental benefits.

The amount of the Base Death Benefit and APB Rider Death Benefit depends upon the death benefit option in effect at the time of the Insured’s death.

Death Benefit Options.  The Policy has two death benefit options. You will be required to select one of them in the Policy application.

  Option A-Specified Face Amount.  Under this option, the Base Death Benefit is the greater of-

-	the Policy's Specified Face Amount, or

-	the Account Value multiplied by the applicable Death Benefit Percentage.

  Option B-Specified Face Amount Plus Account Value.  Under this option, the Base Death Benefit is the greater of-

-	the Specified Face Amount plus the Account Value, or

-	the Account Value multiplied by the applicable Death Benefit Percentage.

Option B is not available, however, and You will be deemed to have elected Option A, if You have chosen the Cash Value Accumulation Test as the applicable Death Benefit Compliance Test.

Changes in the Death Benefit Option.  If You have chosen the Guideline Premium Test as the applicable Death Benefit Compliance Test, then You may change the death benefit option, subject to our underwriting rules in effect at the time of the change.  Requests for a change must be made in writing to our Principal Office.  The effective date of the change will be the Policy Anniversary on or next following the date of receipt of your request.

If You change from Option B to Option A, we will increase the Specified Face Amount by the Account Value.  If You change from Option A to Option B, we will reduce the Specified Face Amount by the Account Value.  In either case, the amount of the Base Death Benefit at the time of change will not be altered, but the change will affect the determination of the Base Death Benefit going forward.

A change in the death benefit option could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test.  The change could also reduce these limitations for future premium payments.  If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, You will be required to make a partial surrender of the Policy.  You should consult a qualified tax adviser before changing the death benefit option.

APB Rider Death Benefit.  The APB Rider Death Benefit is the Total Death Benefit minus the Base Death Benefit.  For Option A, the Total Death Benefit is the greater of a) the Total Face Amount and b) the Account Value multiplied by the applicable Death Benefit Percentage.  For Option B, the Total Death Benefit is the greater of a) the Total Face Amount plus the Account Value and b) the Account Value multiplied by the applicable Death Benefit Percentage.  The Total Face Amount is equal to the Base Face Amount plus the APB Rider Face Amount.

Minimum Face Amount.  Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount.  In general, the Total Face Amount must be at least $50,000, of which the Specified Face Amount must be at least $5,000.  We reserve the right to waive these minimums.

Changes in Face Amount.  After the end of the first Policy Year, You may change the Specified Face Amount and, if applicable, the APB Rider Face Amount, subject to our underwriting rules in effect at the time of the change.  Unless You specify otherwise, we will first apply a change to the APB Rider Face Amount to the extent possible.  You must send your request for a change to our Principal Office in writing.  The effective date for changes will be-

-	for any increase in coverage, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for the increase; and

-	for any decrease in coverage, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Increases in Face Amount.  An increase in the Specified Face Amount and, if applicable, the APB Rider Face Amount, is subject to our underwriting rules in effect at the time of the increase.  You may be required to submit satisfactory evidence of the Insured’s insurability.  The cost of insurance charges applicable to an increase in Specified Face Amount and APB Rider Face Amount may be higher or lower than those charged on the original sums if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.  Additional policy specification pages will be provided to show the applicable guaranteed maximum cost of insurance charges applicable to any increases.

Decreases in Face Amount.  The Specified Face Amount may not decrease to less than the Minimum Specified Face Amount specified in the Policy.  Similarly, a decrease in Specified Face Amount or APB Rider Face Amount may not decrease the Total Face Amount to an amount less than the Minimum Total Face Amount specified in the Policy.  A decrease in face amount will be applied-

-	first, to the most recent increase;

-	second, to the next most recent increases, in reverse chronological order; and

-	finally, to the initial face amount.

A decrease in the Specified Face Amount or APB Rider Face Amount could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test.  The change could also reduce these limitations for future premium payments.  If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, You will be required to make a partial surrender of the Policy.  You should consult a qualified tax adviser before decreasing the Specified Face Amount or APB Rider Face Amount.

Account Value

Your Account Value is the sum of the amounts in each Sub-Account and the Fixed Account plus the amount of the Loan Account.

We measure the amounts in the Sub-Accounts in terms of Units and Unit Values.  On any given day, the amount You have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to You in that Sub-Account.  The Units for each Sub-Account will have different Unit Values.

Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account.  Units are redeemed when You make partial surrenders, undertake policy loans or transfer amounts from a Sub-Account, and for payment of the Mortality and Expense Risk Charge, the Monthly Expense Charge and the Monthly Cost of Insurance Charge.  The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account.  A Valuation Date is any day on which the New York Stock Exchange is open for business and valuation will occur at the close of the New York Stock Exchange.  The New York Stock Exchange historically closes on weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

For the first Valuation Date of each Sub-Account, the Unit Value is established at $10.00.  The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor.  The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date.  The Valuation Period is the period of time from one determination of Unit Values to the next.

If accompanied by proper allocation instructions, premium received at our Principal Office is credited to the Policy on the same date it is received unless that date is not a Valuation Date or receipt is after the close of the New York Stock Exchange on a Valuation Date.  In those instances, the premium will be credited on the next Valuation Date.

The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the Business Day we approve the policy application or the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Account Value in the Investment Options.  The Account Value in the investment options on the Investment Start Date equals-

-	that portion of Net Premium received and allocated to the investment options, minus

-	the Monthly Expense Charges due on the Issue Date and subsequent Monthly Anniversary Days through the Investment Start Date, minus

-	the Monthly Cost of Insurance deductions due from the Issue Date through the Investment Start Date.

The Account Value in the investment options on subsequent Valuation Dates is equal to-

-	the Account Value attributable to the Sub-Account on the preceding Valuation Date multiplied by that Sub-Account’s Net Investment Factor, minus

-	the Daily Risk Percentage multiplied by the number of days in the Valuation Period multiplied by the Account Value in the Sub-Account in the Variable Account, plus

-	the value of the Fixed Account on the preceding Valuation Date, accrued at interest, plus

-	that portion of Net Premium received and allocated to the investment options during the current Valuation Period, plus

-	any amounts transferred by You to the investment options during the current Valuation Period, minus

-	any amounts transferred by You from the investment options during the current Valuation Period, plus

-	that portion of any loan repayment including repayment of loan interest allocated to an investment option during the current Valuation Period, minus

-	that portion of any partial surrenders deducted from an investment option during the current Valuation Period, minus

-	that portion of any Policy loan transferred from an investment option to the Loan Account during the current Valuation Period, minus

-	any illustration charge assessed during the current Valuation Period, minus

-	if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Expense Charge for the Policy Month just beginning charged to the investment options, minus

-	if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Cost of Insurance for the Policy Month just ending charged to the investment options, minus

-	if You surrender during the current Valuation Period, that portion of the pro-rata Monthly Cost of Insurance for the Policy month charged to the investment options.

A Sub-Account’s Unit Value on any Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor.

Net Investment Factor.  The Net Investment Factor is used to measure the Sub-Account’s investment performance from one Valuation Period to the next.  This factor will be greater or less than or equal to one, corresponding to a positive or negative or to a lack of change in the Sub-Account’s investment performance for the preceding Valuation Period.  Although we do not currently take any federal, state or local taxes into account when determining the Net Investment Factor, we reserve the right to do so.  The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing the net result of-

-the net asset value of a mutual fund share held in the Sub-Account determined as of the end of the Valuation Period, plus

-the per share amount of any dividend or other distribution declared on fund shares held in the Sub-Account if the "ex-dividend date” occurs during the Valuation Period, plus or minus

-a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account, by the net asset value of a fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

The “ex-dividend date” is the date after which a Fund share begins trading without the dividend.

Account Value in the Loan Account.  The Account Value in the Loan Account is zero on the Investment Start Date.

The Account Value in the Loan Account on any day after the Investment Start Date equals-

-	the Account Value in the Loan Account on the preceding day credited with interest at the rate specified in the Policy as the “interest credited on Loan Account rate” of 4%, plus

-	any amount transferred from the investment options to the Loan Account for Policy loans requested on that day; minus

-	any loan repayments made on that day.

Policy loans, with interest charged at the applicable rate, is “Policy Debt”.  Policy Debt is not part of the Loan Account.  Policy Debt increases by unpaid loan interest and reduces the Policy Proceeds and the Cash Surrender Value.

Insufficient Value.  If the Account Value minus the outstanding Policy Debt is less than or equal to zero on a Valuation Date, then the Policy will terminate for no value, subject to the grace period described below.

Grace Period.  If, on a Valuation Date, the Policy will terminate by reason of insufficient value, we will allow a grace period.  This grace period will allow 61 calendar days from that Valuation Date for the payment of a Net Premium sufficient to cover the daily and monthly deductions due for charges under the Policy from the Account Value.  Notice of premium due will be mailed to your last known address or the last known address of any assignee of record.  We will assume that your last known address is the address shown on the policy application (or notice of assignment), unless we have received satisfactory written notice of a change in address.  If the premium due is not paid during the grace period, then the Policy will terminate without value at the end of the 61 day period without further notice.  The Policy will continue to remain in force during this grace period.  If the Policy Proceeds become payable during the grace period, then we will deduct any overdue Monthly Cost of Insurance and Monthly Expense Charge from the amount payable.  If the Policy terminates by reason of insufficient value, there is no right to reinstate the coverage.

Splitting Units.  We reserve the right to split or combine the value of Units.  In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

Transfer Privileges

You normally may transfer all or a portion of your Account Value among Sub-Accounts and into the Fixed Account.  Transfers from the Fixed Account may not exceed the greater of the transfer percentage multiplied by the highest Fixed Account value over the transfer period and the transfer minimum.  The transfer percentage, transfer period and transfer minimum are shown in the Policy.  We will make transfers pursuant to an acceptable request to our Principal Office.  An “acceptable request” is one that is authorized by a person with proper authority, provides clear instruction to the Company, as administrator of the Variable Account, and is for a transaction that is not restricted by policies and procedures of the Variable Account or the Fund.

An acceptable transfer request will be executed as of the date our Principal Office receives your request for the transfer provided that it is received on a Valuation Date before the close of the New York Stock Exchange.  If an acceptable transfer request is received on a day that is not a Valuation Date or after the close of the New York Stock Exchange on a Valuation Date, it will be processed effective on the next Valuation Date.  The Unit Value of Sub-Accounts affected by a transfer request will be that next determined after receipt of such transfer request.

You may transfer a specified dollar amount or a specified percentage of the investment option’s value.

Your transfer privileges are subject to our consent.  We reserve the right to impose limitations on transfers, including, but not limited to-

-	the minimum amount that may be transferred;

-	the frequency of transfers; and

-	the minimum amount that may remain in an investment option following a transfer from that investment option.

We will notify You in writing of the imposition of a transfer limitation.  We do not reserve any right to impose charges for transfers.  Any restrictions on transfers will apply to all policyowners in a non-discriminatory fashion.

Short-Term Trading

The Policy is not designed for short-term trading.  If You wish to employ such strategies, do not purchase a Policy.  Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity.  Some Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection.  Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Owners or intermediaries or curtail their trading.  A failure to detect and curtail short-term trading could result in adverse consequences to Owners.  Short-term trading can increase costs for all Owners as a result of excessive portfolio transaction fees.  In addition, short-term trading can adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Variable Account has policies and procedures to discourage frequent transfers of Account Value.  As described above under "Transfer Privileges," the Policy includes the right to limit the frequency of transfers.

Short-term trading activities whether by an individual, a firm or a third party authorized to initiate transfer requests on behalf of Owner(s) may be subject to other restrictions as well (including transfers to and from the Fixed Account Option).  For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privileges", such as requiring transfer requests to be submitted in writing through regular first-class U.S., mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions into a Fund.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by You directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party.  We may also impose special restrictions on third parties that engage in reallocations of Policy values.  We may limit the frequency of the transfer and prohibit exchanges into a Fund.

Should transfer instructions provide for a redemption out of a Fund with purchase into a Fund that is restricted, the policyowner’s transfer instructions will be considered a request that is not in good order.  Therefore, neither side of the requested transaction will be honored.  We will provide You notice that the transfer instructions were not executed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interest of the relevant underlying Fund and other of the Company’s contract owners and Owners, in certain instances such as:

-	when a new broker of record is designated for the Policy;
-	when necessary in our view to avoid hardship to an Owner;
-	when underlying Funds are dissolved, merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Owners to certain risks.  The short-term trading could increase costs for all Owners as a result of excessive portfolio transaction fees.  In addition, the short-term trading could adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.  Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Owners may experience a different application of the policy and therefore may experience some of these risks.  Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

The Funds’ Harmful Trading Policies.  In addition to the restrictions that we impose (as described above under Short-Term Trading and under Transfer Privileges), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Funds’ shares.  These policies (the “Funds’ Harmful Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund.  The Funds’ Harmful Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Harmful Trading Policies from time to time.

We are legally obligated to provide (at the Funds’ request) information about each amount You cause to be deposited into a Fund (including by way of premium payments and transfers under your Policy) or removed from the Fund (including by way of withdrawals and transfers).  If a Fund identifies You as having violated the Fund’s Harmful Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by You (or a third party acting on your behalf) into that Fund.  Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if You do not comply with any Fund’s Harmful Trading Policies, You (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund.  You should review and comply with each Fund’s Harmful Trading Policies, which are disclosed in the Funds’ current prospectuses.

Funds may differ significantly as to such matters as:  (a) the amount, format and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions.  As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased.   Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described above under Short-Term Trading and under Transfer Privileges.  Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, You could be deprived of potentially valuable flexibility to make transactions with respect to that Fund.  For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers.  If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as an investment option.

Accessing Your Account Value

Surrender.  By written request, You may surrender the Policy for its Cash Surrender Value at any time.  The date the surrender is processed, the insurance coverage and all other benefits under the Policy will terminate.  The Cash Surrender Value is-

-	the Account Value, minus

-	the outstanding balance of any outstanding Policy Debt; plus

-	the benefit payable under the Enhanced Cash Surrender Value endorsement, if any, plus

-	the Sales Load Refund at Surrender, if any.

Sales Load Refund at Surrender is that portion of any premium paid in the Policy Year of surrender that we will refund if You surrender the Policy in the first three Policy Years.

Partial Surrenders.  You may make a partial surrender of the Policy once each Policy Year after the first Policy Year by written request to our Principal Office.  The amount of any partial surrender may not exceed the Account Value minus any outstanding Policy Debt.  It will be payable in a lump sum.  Partial surrenders may have tax consequences.  The Total Face Amount may be reduced in connection with a partial surrender depending on the current risk status of the Insured.  The Insured may provide evidence of insurability. The Total Face Amount will not be reduced if the Insured remains an acceptable risk under our then current underwriting standards.  If evidence is not provided or the Insured is not an acceptable risk, the Total Face Amount will be reduced to the extent necessary so that the Net Amount at Risk after the partial surrender does not exceed the Net Amount at Risk before the partial surrender.

You may allocate a partial surrender among the Sub-Accounts and the Fixed Account.  If You do not specify the allocation, then we will allocate the partial surrender among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value less the Loan Account of all investment options on the date of partial surrender.

Policy Loans.  Using the Policy as collateral, You may request a policy loan of up to 90% of your Account Value, decreased by the balance of any outstanding Policy Debt on the date the policy loan is made.  We will transfer Account Value equal to the amount of the policy loan from the Sub-Accounts and the Fixed Account to the Loan Account on the date the policy loan is made.  Amounts in the Loan Account accrue interest daily at an effective annual rate of 4%.  You may allocate the policy loan among the Sub-Accounts and the Fixed Account.  If You do not specify the allocation, then we will allocate the policy loan among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value less the Loan Account of all investment options immediately prior to the loan.

Interest on the policy loan will accrue daily at an annual rate of 5% in Policy Years 1 through 10 and 4.25% thereafter.  This interest will be due and payable to us in arrears on each Policy Anniversary.  Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and in the same manner as the prior policy loan.

The Cash Surrender Value and the Policy Proceeds are reduced by the amount of any outstanding Policy Debt.

All funds we receive from You will be credited to the Policy as premium unless we have received acceptable notice that the funds are to be applied to repay a policy loan.  It is generally advantageous to repay a loan rather than to make a premium payment, because premium payments incur expense charges but loan repayments do not.  Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans.  We will accept repayment of any policy loan at any time before Maturity.  The amount of the loan repayment up to the outstanding balance of the policy loan will be transferred from the Loan Account to the Sub-Accounts and the Fixed Account.  You may allocate the loan repayment among the Sub-Accounts and the Fixed Account.  If You do not specify the allocation, then we will allocate the loan repayment among the investment options in the same proportion that the Account Value of each investment option bears to the total Account Value minus the Loan Account immediately prior to the loan repayment.  We reserve the right to require that loan repayments, up to the amount of the loan allocated to the Fixed Account, first be allocated back to the Fixed Account.

Deferral of Payment.  We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice for payment or, in the case of death of the Insured, Due Proof of such death.  Payment of any amount payable from the Variable Account on death, surrender, partial surrender or policy loan may be postponed whenever-

-	the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on that exchange is otherwise restricted;

-	the SEC, by order, permits postponement for the protection of policyowners; or

-
an emergency exists as determined by the SEC, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

We may defer payment from the Fixed Account for a period up to six months.

Charges, Deductions and Refunds

Expense Charges Applied to Premium.  We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.
States and a few cities and municipalities may impose taxes on premiums paid for life insurance, which generally range from 2% to 4% of premium but may exceed 4% in some states.  We will from time to time determine the applicable premium tax rate based on the rate we expect to pay.  The premium tax rate is guaranteed not to exceed 4% for all states.

We deduct a 1.25% charge from each premium payment for our federal tax obligations.  This charge is guaranteed not to exceed 1.25%.  The charge for federal tax obligations is referred to as the "DAC tax" in the Policy and the Fee Table.
We also charge a current sales load of 8.75% in Policy Year 1, 7.25% in Policy Years 2-4 and 6.00% in Policy Years 5-7 on each premium payment up to and including Target Premium (as specified in the Policy) and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years.  This sales load is guaranteed not to exceed 8.75% on each premium payment up to and including Target Premium and 2.25% on premium in excess of Target Premium.  There are no sales load charges after Policy Year 7.  Target Premium varies based on the Specified Face Amount and the Insured’s Issue Age and sex.  We may reduce or waive the sales load for certain sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender.  If You surrender the Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which You surrendered the Policy.

Mortality and Expense Risk Charge.  We deduct a daily charge from the assets of the Variable Account for the mortality and expense risks we assume with respect to the Policy.  We may realize a profit from this charge.  Unless You direct otherwise, we will allocate the Mortality and Expense Risk Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction.  This charge is based on the applicable Daily Risk Percentage, which we will from time to time determine based on our expectations of future interest, mortality experience, persistency, expenses and taxes.  Expressed as an equivalent annual rate, the Daily Risk Percentage is guaranteed not to exceed 0.60% of assets.  Our current effective annual rates as a percentage of assets are-

-	0.40% for Policy Years 1 through 10;

-	0.25% for Policy Years 11 through 20; and

-	0.20% thereafter.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated.  The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charge.  We deduct a flat charge at the beginning of each month to cover administrative and other expenses actually incurred.  We will from time to time determine the applicable Monthly Expense Charge based on our expectations of future expenses, which will not exceed $13.75 in any Policy Month.  Unless You direct otherwise, we will allocate the Monthly Expense Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction.  Currently, the Monthly Expense Charge is $13.75 per month for the first Policy Year and $7.50 per month thereafter.

Monthly Cost of Insurance.  We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage.  This charge is made, in arrears, at the end of each Policy Month.  We may realize a profit from this charge.  If You surrender the Policy on any day other than a Monthly Anniversary Day, we will deduct a cost of insurance charge on a pro-rata basis.

The Monthly Cost of Insurance equals the sum of (1), (2) and (3) where

(1)
is the Specified Face Amount Monthly Cost of Insurance Rate (described below) multiplied by the net amount at risk divided by 1000.  The net amount at risk equals the Base Death Benefit at the end of the Policy Month before the deduction of the Monthly Cost of Insurance less the Account Value at the end of the Policy Month before the deduction of the Monthly Cost of Insurance;

(2)
is the APB Rider Face Amount Monthly Cost of Insurance Rate (described below) multiplied by the net amount at risk divided by 1000.  The net amount at risk equals the APB Rider Death Benefit at the end of the Policy Month before the deduction of the Monthly Cost of Insurance; and

(3)	is any Flat Extra specified in Section 1 of the Policy, multiplied by the Total Face Amount divided by 1000.
The maximum Specified Face Amount Monthly Cost of Insurance Rate and APB Rider Face Amount Monthly Cost of Insurance Rate is $83.33 per $1000 of Policy Net Amount at Risk and APB Rider Net Amount at Risk respectively.  The minimum charge is $0.03 and the representative owner charge is $0.09.  A representative owner is a male, preferred, non-tobacco, Issue Age 45, Policy Year 1.

The Net Amount at Risk is affected by the performance of the investment options to which premium is allocated, the cumulative premium paid, any Policy Debt, any partial surrenders, transaction fees and periodic charges.
Monthly Cost of Insurance rates are based on the length of time the Policy has been in force and on the Insured's sex (except for unisex Policies), Issue Age, Class and table rating, if any.  We will from time to time determine the applicable rates based on our expectations of future experience with respect to mortality, persistency, interest rates, expenses and taxes.  The expenses we consider will include, but not be limited to, any additional commissions we are required to pay as a result of any additional services that a corporate purchaser specifically requests or authorizes to be provided by our agent.  Any variations will be based on uniformly applied criteria that do not discriminate unfairly against any person.  We anticipate the cost of insurance rates for coverage under the Policy to be less than the guaranteed maximum monthly rates shown in the Policy, unless the Insured has been rated a substandard risk.  The cost of insurance rates shown in the Policy are based on the 1980 Commissioner's Standard Ordinary Mortality Table A (for males and unisex Policies) or Table G (for females).
APB Rider Charge.  The Account Value will be reduced monthly by the cost of this rider, if attached to the Policy.  We anticipate the rider's cost of insurance to be less than the guaranteed maximum monthly rates shown in the Policy for this rider.  The rates are based on 125% of the 1980 CSO Mortality Table A (for males and unisex Policies) or G (for females), unless the Insured has been rated a substandard risk.

Other Charges and Expenses.  We reserve the right to impose a charge for in-force illustrations, as more fully described at page 26.  We currently do not impose a charge and guarantee any charge will not exceed $25.00.  In addition, the interest charged for outstanding loans as well as the interest credited to the Loan Account is more fully described at page 22.  Lastly, a flat extra charge may apply if an Insured is a substandard risk.  A flat extra charge will not exceed $20.00 per $1000 of Specified Face Amount and APB Rider Face Amount.  It is deducted from the Account Value on a monthly basis and covers the additional mortality risks of the Insured borne by the Company.  A definition of “flat extra” is provided in the Glossary.

Reduction of Charges.  We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose.  We may change our requirements based on experience.  We will determine the propriety and amount of any reduction.  No reduction will be unfairly discriminatory against the interests of any class of policyowner.

Termination of Policy

The Policy will terminate at the earliest of-

-	the date we receive your request to surrender, or

-	the expiration date of the grace period due to insufficient value, or

-	the date of Insured’s death; or

-	the date of maturity.

Other Policy Provisions

Alteration.  Our sales representatives do not have the authority to either alter or modify the Policy or to waive any of its provisions.  The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Assignments.  During the lifetime of the Insured, You may assign all or some of your rights under the Policy.  All assignments must be filed at our Principal Office and must be in satisfactory written form.  The assignment will then be effective as of the date You signed the form, subject to any action taken before we receive it at our Principal Office.  We are not responsible for the validity or legal effect of any assignment.

Rights of Owner.  While the Insured is alive, unless You have assigned any of these rights, You may-

-	transfer ownership to a new owner;

-	name a contingent owner who will automatically become the owner of the Policy if You die before the Insured;

-	change or revoke a contingent owner;

-	change or revoke a beneficiary; and

-	exercise all other rights in the Policy.

When You transfer your rights to a new owner, You automatically revoke any prior contingent owner designation.  You do not affect a prior beneficiary when You merely transfer ownership, or change or revoke a contingent owner designation.  When You want to change or revoke a prior beneficiary designation, You have to specify that action.  You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights.  However, You must give us written notice of the requested action.  The request must be filed at our Principal Office and must be in satisfactory written form.  Your request will then, except as otherwise specified in the Policy, be effective as of the date You signed the form, subject to any action taken before we receive it at our Principal Office.

Rights of Beneficiary.  The beneficiary has no rights in the Policy until the death of the Insured.  If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Reports to Policyowners.  We will send You a report at least once each Policy Year.  The report will show current policy values, premiums paid and deductions made since the last report.  It will also show the balance of any outstanding policy loans and accrued interest on those loans.  Additionally, confirmations of individual transactions (e.g. premium payments, allocations, transfers) in the Policy will be sent at the time of the transaction.

Illustrations.  Upon request, we will provide You with a hypothetical illustration of future Account Value and Death Benefits.  Currently, we do not charge for the illustration but reserve the right to do so.  Any fee will not exceed $25.00.

Conversion.  You may convert the Policy into a flexible premium universal life policy offered by an affiliate, Sun Life Assurance Company of Canada, during the first 24 months after the Issue Date while the Policy is in force.  Choice of a new policy is subject to our approval and will be restricted to those policies that offer the same Class and rating as the Policy.  Our affiliate will issue the new policy with the same Class and rating as the Policy without new evidence of the Insured’s insurability.  This provision does not apply to the APB Rider, if any, or to any other supplemental benefits that may be attached to the Policy.  Any riders or supplemental benefits will terminate automatically when the Policy is converted.

Misstatement of Age or Sex.  If the age or sex (unless a unisex Policy) of the Insured is stated incorrectly in the Policy application, the amounts payable by us will be adjusted.

     Misstatement discovered at death-The Death Benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

     Misstatement discovered prior to death-The Account Value will be recalculated from the Issue Date using the Monthly Cost of Insurance rates based on the correct age or sex.

Suicide.  Unless state law otherwise requires, if the Insured, whether sane or insane, commits suicide within two years after the Issue Date, we will not pay any part of the Policy Proceeds.  We will refund to You the premiums paid, minus the amount of any Policy Debt and any partial surrenders.

Incontestability.  All statements made in the application or in a supplemental application are representations and not warranties.  We will rely on these statements when approving the issuance, increase in face amount, increase in Base Death Benefit over premium paid, or change in death benefit option of the Policy.  We can use no statement in defense of a claim unless the statement was made in the application or in a supplemental application.  In the absence of fraud, after a Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums.  However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after the increase has been in force during the lifetime of the Insured for two years from the effective date of the increase.  Any increase in Base Death Benefit over premium paid or increase in Base Death Benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase.

Addition, Deletion or Substitution of Investments.  Subject to our obtaining any necessary regulatory approvals, share of other registered open-end investment companies or unit investment trusts may be substituted both for fund shares already purchased by the Variable Account and/or as the security to be purchased in the future.  In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware.  We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts, subject to the approval of the Securities and Exchange Commission.  In the event of any substitution or other act described above, we may make appropriate amendment to the Policy to reflect the substitution.

Nonparticipating.  The Policy does not pay dividends.  The Policy does not share in our profits or surplus earnings.

Modification.  Upon notice to You, we may modify the Policy if that modification-

-	is necessary to make the Policy, the Variable Account or the Fixed Account comply with any law or regulation issued by a governmental agency to which we are subject;

-	is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

-	is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

-	adds, deletes or otherwise changes Sub-Account options.

When required, approval of the Securities and Exchange Commission will be obtained.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions.  In the event of any such modification, we may make appropriate amendment to the Policy to reflect the modification.

Entire Contract.  Your entire contract with us consists of the Policy, the application(s), any riders, any endorsements, and any other attachments.  Any hypothetical illustrations prepared in connection with the Policy do not form a part of our contract with You and are intended solely to provide information about how Policy values may be affected by different investment returns and other factors.

Performance Information

From time to time, we may advertise total return and average annual total return of the Funds.  This performance information, presented in sales literature, is based on historical earnings and is not intended to indicate future performance. Total return for a Portfolio refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund.  Total return of the Portfolio, net of Mortality & Expense Risk Charges, refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund and net of the mortality and expense risk charge.  Other charges, fees and expenses payable under the Policy are not deducted from the performance information.  Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Fund’s or Sub-Account’s performance had been constant over the entire period.  Because average annual total returns tend to smooth out variations in the return of the Fund or Sub-Account, they are not the same as actual year-by-year results.

We may compare performance information in reports and promotional literature, to-

-
the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

-
other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

-	the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to policyowners and prospective policyowners.  Topics may include-

-
the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, short-term trading, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

-	the advantages and disadvantages of investing in tax-deferred and taxable investments;

-	customer profiles and hypothetical purchase and investment scenarios;

-	financial management and tax and retirement planning; and

-	investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policy and the characteristics of and market for such financial instruments.

The Policy was first offered to the public in 1997.  We may, however, advertise return data based on the period of time that the Funds have been in existence.  The results for any period prior to the time the Policy was first publicly offered will be calculated as if the Policy had been offered during that period of time.

Voting Rights

We will vote shares of the Funds held in the Variable Account in accordance with instructions received from policyowners having interests in the corresponding Sub-Accounts, to the extent required by law.  We will provide each policyowner who has interests in a Sub-Account with the proxy materials of the corresponding Fund, together with an appropriate form for the policyowner to submit its voting instructions to us.  We will vote shares for which we receive no timely instructions, together with shares not attributable to any Policy, in the same proportion as those shares held by the Sub-Account for which we receive instructions.  As a result of proportional voting, the instructions of a small number of policyowners could determine the outcome of a proposal subject to shareholder vote.

We will determine the number of shares for which You are entitled to provide voting instructions as of the record date established for the applicable Fund.  This number is determined by dividing your Account Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund.

We may, if required by state insurance regulators, disregard voting instructions if the instructions require shares to be voted to cause a change in the subclassification or investment objective of one or more of the Funds, or to approve or disapprove an investment advisory contract for a Fund.  In addition, we may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter of a Fund.  Our disapproval of any such change must be reasonable and, in the case of change in investment policies or investment adviser, based on a good faith determination that the change would be contrary to state law or otherwise inappropriate in light of the objectives and purposes of the Fund.  If we disregard voting instructions, we will include a summary of and the reasons for that action in our next periodic report to policyowners.

We reserve the right to vote shares held in the Variable Account in our own right, if permitted by applicable law.

Distribution of Policy

The Policy is offered on a continuous basis.  The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for sale of the Policy.  The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Policy Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.  The amount and timing of commissions the Company may pay to Selling Broker-Dealers is not expected to be more than 40% of premium paid in the first Policy Year and 15% per annum of premium paid in Policy Years two through seven.  We may also pay a commission of-

-	up to 0.15% per annum of Account Value for Policy Years one through twenty; and

-	up to 0.10% per annum of Account Value thereafter.

We may also pay up to an additional 0.15% per annum of Account Value to broker-dealers who provide additional services specifically requested or authorized by corporate purchasers.  The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including, in some cases, payments to affiliates of the Company such as Sun Life Financial Distributors, Inc., in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars.  The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable policies (including the Policy) or assets held within those policies and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Policies over other variable life policies (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies.

In addition to selling our variable policies (including the Policy), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual policy is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Policies by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Policies than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Policy to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Policy.

During 2005, 2006 and 2007, Clarendon retained no commissions in connection with the distribution of the Policies.

Federal Income Tax Considerations

The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice.  You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively.  New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts.  The Internal Revenue Code of 1986, as amended (the “Code”), is not in force in the Commonwealth of Puerto Rico.  Accordingly, some references in this summary will not apply to Policies issued in Puerto Rico.  However, due to IRS Rev. Rul. 2004-75, as amplified by Rev. Rul. 2004-97, we will treat Puerto Rico Policy distributions and withdrawals occurring on and after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser.  We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Policy or any transaction involving a Policy.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code.  Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value.  Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us.  Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account.  Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor.  We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the Variable Account, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Variable Account receives and (ii) under applicable income tax law, policyowners are not the owners of the assets generating the benefits.

Taxation of Policy Proceeds

Section 7702 of the Code provides certain tests for whether a policy will be treated as a “life insurance contract” for tax purposes.  Provided that the policyowner of the Policy has an insurable interest in the Insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract.  As such, the Death Benefit under the Policy will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the policyowner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof.

However, You may be taxed on all of the accumulated income under the Policy on its maturity date and there can be no assurance than an election to extend the maturity date of the Policy will avoid that result.  In addition, a corporate owner may be subject to alternative minimum tax on the annual increases in Cash Surrender Values and on the portion of the Death Benefit under the Policy that exceeds its Cash Surrender Value.

To qualify as a life insurance contract under Section 7702, the Policy must satisfy certain actuarial requirements.  Section 7702 requires that actuarial calculations be based on mortality charges that meet the “reasonable mortality charge” requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Policy.  The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues.  Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called “sub-standard risks”) meet the applicable requirements, we cannot be certain.  It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

For a variable contract like the Policy to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code.  We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test.  If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets.  In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets.  In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances.  We do not believe that the differences between the Policy and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the ability to transfer among investment choices should prevent the holding in Rev. Rul. 2003-91 from applying.  Nevertheless, You should consult with a competent tax adviser on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities You may undertake with respect to the Policy.

The guidelines in Rev. Rul. 2003-91 do not address the treatment of a policyholder which is, or which is affiliated with, an investment manager.  Any investment manager or affiliate who purchases a Policy assumes the risk that it may be treated as the owner of the investments underlying the Policy under the "owner control" rules because of the investment manager's control over assets held under the Policy.  However, because the diversification rules would permit an investment manager (or its affiliate) to hold a direct investment in an investment option under the Policy, we do not believe that the application of the "owner control" rules to an investment manager (or its affiliate) should affect You.

In the future, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject.  Accordingly, we reserve the right to modify the Policy as necessary to attempt to prevent You from being considered the owner, for tax purposes, of the underlying assets.  We also reserve the right to notify You if we determine that it is no longer practicable to maintain the Policy in a manner that was designed to prevent You from being considered the owner of the assets of the Separate Account.  You bear the risk that You may be treated as the owner of Separate Account assets and taxed accordingly.

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment Contract under Section 7702A of the Code.  Due to the flexibility of the payment of premiums and other rights You have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy.  A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums.  If there is a reduction in benefits during the first seven Policy Years, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level.  If there is a “material change” to the Policy, the seven year testing period for Modified Endowment Contract status is restarted.  A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Policy to become a Modified Endowment Contract.  In general, You should consult a qualified tax adviser before undertaking any transaction involving the Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

If a Policy is not a Modified Endowment Contract, cash distributions from the Policy are treated first as a nontaxable return of the owner’s “Investment in the Policy” and then as a distribution of the income earned under the Policy, which is subject to ordinary income tax.  (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years.  Such a cash distribution is taxed in whole or in part as ordinary income.)  Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner’s gross income.

If a Policy is a Modified Endowment Contract, distributions from the Policy are treated as ordinary income subject to ordinary income tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately before the distribution over the Investment in the Policy (as defined below).  Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy.  A 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the policyowner’s becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies ) of the policyowner and the policyowner’s Beneficiary.  These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual).  For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us to the same policyowner during any calendar year are treated as one Modified Endowment Contract.

There are substantial limits on the deductibility of policy loan interest.  You should consult a qualified tax adviser regarding such deductions.

Upon the complete maturity, surrender or lapse of the Policy, the amount by which the sum of the Policy’s Cash Surrender Value and any unpaid Policy Debt exceeds the policyowner’s “Investment in the Policy” (as defined below) is treated as ordinary income subject to tax and the 10% additional tax discussed above may apply also.  Any loss incurred upon surrender generally is not deductible.  Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Policy and the gain resulting from the maturity of the Policy, or a surrender or lapse of the Policy for purposes of that tax.

The term “Investment in the Policy” means-

-	the aggregate amount of any premiums or other consideration paid for a Policy, minus

-	the aggregate amount received under the Policy which is excluded from the owner’s gross income (other than loan amounts), plus

-	the amount of any loan from, or secured by, the Policy that is a Modified Endowment Contract (as defined above) to the extent that such amount is included in the policyowner’s gross income.

The “Investment in the Policy” is increased by any unpaid Policy Debt on a Policy that is a Modified Endowment Contract in order to prevent double taxation of income.  Since the Policy Debt was treated as a taxable distribution at the time the Policy Debt was incurred, the failure to increase the “Investment in the Policy” by the Policy Debt would cause such amount to be taxed again upon a Policy surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Policy will include any unpaid Policy Debt on a Policy that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.

If a Policy is not a Modified Endowment Contract, then the Investment in the Policy is not affected by the receipt of a loan from, or secured by a Policy.

Whether or not the Policy is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Policy will affect the amount of the Investment in the Policy.

A policyowner generally will not recognize gain upon the exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange.  In no event will the gain recognized exceed the amount by which the Policy’s Account Value (which includes unpaid policy loans) exceeds the policyowner’s Investment in the Policy.

A transfer of the Policy, a change in the policyowner, a change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called “split-dollar” arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser.  For instance, if You transfer the Policy or designate a new policyowner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee.  Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to You as ordinary income.

The Pension Protection Act of 2006 added a new section to the Code that denies the tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the “amount received under the contract” to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied.  The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business.  Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisors regarding the applicability of the new legislation to the proposed purchase.

A tax adviser should also be consulted with respect to the 2003 split dollar regulations if You have purchased or are considering the purchase of a Policy for a split dollar insurance plan.  Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.  There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.
Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.  Please contact your tax advisor.

Withholding

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold.  The Owner may credit against his or her federal income tax liability for the year of distribution any amounts that we withhold.

Tax Return Disclosure

We believe that the purchase of a Policy is not currently subject to the tax return disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4.  However, it is your responsibility, in consultation with your tax and legal counsel and advisers, to make your own determination as to the applicability of the disclosure requirements of IRC Section 6011 and Treasury Regulation Section 1.6011-4 to your federal tax return.

Under IRC Section 6111 and Temporary Treasury Regulation Section 301.6111-1T, we are required to register with the IRS any offerings or sales of Policies that are considered tax shelters.  We believe that registration would not be required under current regulations with respect to sales of the offering or sale of a Policy.

We believe that the customer list requirements of IRC Section 6112 and Treasury Regulation Section 301.6112-1 are not currently applicable to such offerings and sales.

Other Information

State Regulation

We are subject to the laws of Delaware governing life insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations.  We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account.  We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Policy have been examined by Philip Johnson, FSA, MAAA, Assistant Vice President for Corporate Markets of Sun Life Assurance Company of Canada (U.S.).

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy.  It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement.  You may refer to the registration statement for additional information about us, the Variable Account, the underlying funds and the Policy.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks.  They should not be considered as bearing on the investment performance of the Variable Account or shares of any Fund held in the Variable Account.  Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A
Glossary of Policy Terms

Account Value-The sum of the amounts in each Sub-Account, the Fixed Account and the amount of the Loan Account.  Account Value does not include Policy Debt.  Policy Debt, which includes the amount of loans and interest charged, is not deducted from the Account Value.  It is reflected in the amounts received upon surrender or payment of Policy Proceeds.  It is also reflected in the amount of total Account Value that may be borrowed against.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the Issue Date.

APB Rider-An Additional Protection Benefit Rider (APB Rider) with which the Policy may be issued to provide additional life insurance coverage under the Policy.

APB Rider Death Benefit-The death benefit under the APB Rider.

APB Rider Face Amount-The amount of APB Rider coverage You request, as specified in your application, used in determining the Death Benefit.

APB Rider Net Amount at Risk-The APB Rider Net Amount at Risk is based on the insurance coverage provided by the APB Rider.

Attained Age-The Insured's Issue Age plus the number of completed Policy Years.

Base Death Benefit-The death benefit under the Policy, exclusive of any APB Rider Death Benefit or any other supplemental benefits.

Business Day-Any day that we are open for business.

Cash Surrender Value-The Account Value less the balance of any outstanding Policy Debt, plus any Sales Load Refund at Surrender and any benefit payable under the Enhanced Cash Surrender Value endorsement.

Class-The risk, underwriting, and substandard table rating, if any, classification of the Insured.

Daily Risk Percentage-The applicable daily rate for deduction of the mortality and expense risk charge.

Death Benefit-The sum of the Base Death Benefit and any APB Rider Death Benefit.  For purposes of calculating the Death Benefit, the Account Value will be increased by the value provided under the Enhanced Cash Surrender Value Endorsement.

Death Benefit Percentage-A percentage prescribed by the Internal Revenue Code to insure the Death Benefit provided under the Policy meets the definition of “life insurance” under the Internal Revenue Code.

Due Proof-Such evidence as we may reasonably require in order to establish that Policy Proceeds are due and payable.  Generally, evidence will consist of the Insured’s death certificate.

Expense Charges Applied to Premium-The expense charges applied to premium, consisting of the charges for premium tax, our federal tax obligations with respect to the Policy, and the sales load.

Fixed Account-The portion of the Account Value funded by assets invested in our General Account.

Flat Extra-An additional charge imposed if the Insured is a substandard risk.  It is a flat dollar charge per $1000 of Specified Face Amount and any APB Rider Face Amount.

Fund-A mutual fund in which a Sub-Account invests.

General Account-The assets held by us other than those allocated to the Sub-Accounts or any of our other separate accounts.

Insured-The person on whose life the Policy is issued.

Investment Option-The Fixed Account and any of the Sub-Accounts of the Variable Account.

Investment Start Date-The date the first premium is applied, which will be the later of

-	the Issue Date,

-	the Business Day we approve the application for a Policy, or

-	the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Issue Age-The Insured's age as of the Insured's birthday nearest the Issue Date.

Issue Date-The date specified in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.

Loan Account-An account established for the Policy, the value of which is the principal amount of any outstanding loan against the Policy, plus credited interest thereon.

Minimum Premium-The premium amount due and payable as of the Issue Date, as specified in the Policy.  The Minimum Premium varies based on the Class, Issue Age, and sex of the Insured and the Total Face Amount of the Policy.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the Issue Date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the Specified Face Amount and any APB Rider Face Amount provided by the Policy.

Monthly Expense Charge-A per Policy deduction made on a monthly basis for administration and other expenses.

Net Premium-The amount You pay as the premium minus Expense Charges Applied to Premium that is allocated to the investment options per your election.

Our Principal Office-Sun Life Assurance Company of Canada (U.S.)(Attn: Corporate Markets), One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481, or such other address as we may specify to You by written notice.

Policy-The form issued by Sun Life Assurance Company of Canada (U.S.) which evidences the insurance coverage provided and is a contract between the policyowner and the Company.

Policy Debt-The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.

Policy Month-A one-month period commencing on the Issue Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Net Amount at Risk-The Policy Net Amount at Risk is based on the insurance coverage provided by the base Policy and does not include any insurance coverage provided by rider.  The Policy Net Amount at Risk equals the Death Benefit provided by the Policy minus your Account Value and represents the liability of the Company, excepting rider benefits, at the Insured’s death.  The Policy Net Amount at Risk also determines the amount of Account Value deduction for cost of insurance charges.

Policy Proceeds-The amount determined in accordance with the terms of the Policy that is payable at the death of the Insured prior to maturity.

Policy Year-A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.

Sales Load Refund at Surrender-The portion of any premium paid in the Policy Year of surrender that we will refund if You surrender the Policy in the first three Policy Years.

SEC-Securities and Exchange Commission.

Specified Face Amount-The amount of life insurance coverage You request, as specified in the Policy, exclusive of any APB Rider coverage, used in determining the Death Benefit.

Sub-Accounts-Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to You, and the Fixed Account.

Target Premium-An amount of premium specified as such in the Policy, used to determine our Expense Charge Applied to Premium.

Target Premium Factor-Factors that are approximately equal to the Seven Pay Premium factors referenced in the Internal Revenue Code.

Total Face Amount-The sum of the Specified Face Amount and the APB Rider Face Amount.

Unit-A unit of measurement that we use to calculate the value of each investment option.

Unit Value-The value of each Unit of assets in an investment option.

Valuation Date-A day that the New York Stock Exchange is open for business.  We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Valuation Period-The period of time from one Valuation Date to the next Valuation Date.  We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life of Canada (U.S.) Variable Account G, one of our separate accounts established for the purposes including the funding of variable insurance benefits payable under the Policy.

You-is the owner of the Policy.

Appendix B
PRIVACY POLICY

Introduction

At the Sun Life Financial group of companies,2 protecting your privacy is important to us.  Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers’ information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products.  When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you.  As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:

•  Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;

•  Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and

•  Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts.  Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them.  The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements.  Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers’ nonpublic personal information.  These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when Sun Life Financial is required to disclose its customers’ nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

2 For a complete list of the Sun Life Financial member companies that have adopted this Privacy Policy, please see the reverse side of this Notice.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us.  If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts.  Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

The following Sun Life Financial companies have adopted this Notice.  Other Sun Life Financial affiliated companies have adopted their own privacy policies.  Please check their websites for details.

Insurance Companies	Distributors/Broker-Dealers/Underwriters

Sun Life Assurance Company of Canada (U.S. operations)	Clarendon Insurance Agency, Inc.
Sun Life Assurance Company of Canada (U.S.)	Sun Life Financial Distributors, Inc.
Sun Life Insurance and Annuity Company of New York
Independence Life and Annuity Company

The SAI includes additional information about Sun Life of Canada (U.S.) Variable Account G and is incorporated herein by reference.  The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request.  There is no charge for the SAI.  We currently do not charge for personalized illustrations but reserve the right to do so.  You may make inquiries about the Policy, request an SAI and request a personalized illustration by calling 1-888-594-2654.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C.  To find out more about this public service, call the Securities and Exchange Commission at 202-551-8090.  Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or You can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 901 E Street, NE, Washington, D.C.  20549.

Securities Act of 1933 File No. 333-65048
Investment Company Act File No. 811-07837
PART B

STATEMENT OF ADDITIONAL INFORMATION

FUTURITY CORPORATE VUL

VARIABLE UNIVERSAL LIFE POLICY

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

November 1, 2008

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Futurity Corporate VUL prospectus, dated November 1, 2008.  The prospectus is available, at no charge, by writing Sun Life Assurance Company of Canada (U.S.)("the Company") at One Sun Life Executive Park, Wellesley Hills, MA  02481 or calling 1-888-594-2654.

THE COMPANY AND THE VARIABLE ACCOUNT	2
CUSTODIAN	2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	2
DISTRIBUTION AND UNDERWRITING OF POLICY	2
THE POLICY	3
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT G
FINANCIAL STATEMENTS OF THE COMPANY

1

THE COMPANY AND THE VARIABLE ACCOUNT

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life Assurance Company of Canada (U.S.). Sun Life Financial ultimately controls Sun Life Assurance Company of Canada (U.S.) through the following intervening holding company subsidiaries: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.  Sun Life of Canada (U.S.) Variable Account G was established in accordance with Delaware law on July 25, 1996 and is registered as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account and paying charges relative to the Variable Account.  The Variable Account is fully funded at all times for the purposes of Federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The auditor of the consolidated financial statements of Sun Life Insurance and Annuity Company of New York is Deloitte & Touche LLP, an independent registered public accounting firm. Deloitte & Touche LLP is located at 200 Berkeley Street, Boston, Massachusetts  02116.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

The Policy is offered on a continuous basis.  The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for sale of the Policy.  The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Policy Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.  The amount and timing of commissions the Company may pay to Selling Broker-Dealers is not expected to be more than 40% of premium paid in the first Policy Year and 15% per annum of premium paid in Policy Years two through seven.  We may also pay a commission of-

o	up to 0.15% per annum of Account Value for Policy Years one through twenty; and

o	up to 0.10% per annum of Account Value thereafter.

2

We may also pay up to an additional 0.15% per annum to broker-dealers who provide additional services specifically requested or authorized by corporate purchasers.  The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including, in some cases, payments to affiliates of the Company such as Sun Life Financial Distributors, Inc., in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable policies (including the Policy) or assets held within those policies and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Policies over other variable life policies (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies.

In addition to selling our variable policies (including the Policy), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual policy is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Policies by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Policies than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Policy to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Policy.

During 2005, 2006 and 2007, Clarendon retained no commissions in connection with the distribution of the Policies.

THE POLICY
To apply for a Policy, you must submit an application to our Principal Office.  We will then follow underwriting procedures designed to determine the insurability of the proposed Insured.  We offer the Policy on a regular (or

3

medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis.  The proposed Insured generally must be less than 81 years old for a Policy to be issued.  For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved.  To qualify for an expanded guaranteed issue or guaranteed issue underwriting basis, a proposed Insured must submit underwriting information and be pre-approved for such underwriting basis.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  We will not issue a Policy until the underwriting process has been completed to our satisfaction.  In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to an Insured to cover the cost of the increased mortality risk borne by the Company.  The cost of insurance charges are based on the 2001 Commissioner's Standard Ordinary Mortality Table, sex-distinct.

Expense Charges Applied to Premium.  We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.
States and a few cities and municipalities may impose taxes on premiums paid for life insurance.  We will from time to time determine the applicable premium tax rate based on the rate we expect to pay.  The premium tax rate is guaranteed not to exceed 4%.

We deduct a 1.25% charge from each premium payment for our federal tax obligations.  This charge is guaranteed not to exceed 1.25%.
We also charge a sales load guaranteed not to exceed 8.75% on each premium payment up to and including Target Premium (as specified in the Policy) and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years.  Target Premium varies based on the Specified Face Amount and the Insured’s Issue Age and sex.  There are no sales load charges after the seventh Policy Year.  We may reduce or waive the sales load for certain sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender.  If you surrender the Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which you surrendered the Policy.

Reduction of Charges.  We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose.  We may change our requirements based on experience.  We will determine the propriety and amount of any reduction.  No reduction will be unfairly discriminatory against the interests of any class of policyowner.  Additional information may be obtained by calling the Company at 1-888-594-2654.

Increase in Face Amount.  After the first policy anniversary, you may request an increase in the Specified Face Amount.  You must provide satisfactory evidence of the Insured's insurability.  Once requested, an increase will become effective at the next policy anniversary following our approval of your request.  The Policy does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount.  The cost of insurance charges applicable to an increase in Specified Face Amount may be higher or lower than those charged on the original Specified Face Amount if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.  In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

FINANCIAL STATEMENTS
The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) will be included in this Statement of Additional Information by amendment.  The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) will be provided as relevant to its ability to meet its financial obligations under the Policies and should not be considered as bearing on the investment performance of the assets held in the Variable Account.
PART B

154

STATEMENT OF ADDITIONAL INFORMATION

FUTURITY CORPORATE VUL

VARIABLE UNIVERSAL LIFE POLICY

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

November 1, 2008

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Futurity Corporate VUL prospectus, dated November 1, 2008.  The prospectus is available, at no charge, by writing Sun Life Assurance Company of Canada (U.S.)("the Company") at One Sun Life Executive Park, Wellesley Hills, MA  02481 or calling 1-888-594-2654.

THE COMPANY AND THE VARIABLE ACCOUNT	2
CUSTODIAN	2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	2
DISTRIBUTION AND UNDERWRITING OF POLICY	2
THE POLICY	3
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT G
FINANCIAL STATEMENTS OF THE COMPANY

1

THE COMPANY AND THE VARIABLE ACCOUNT

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life Assurance Company of Canada (U.S.). Sun Life Financial ultimately controls Sun Life Assurance Company of Canada (U.S.) through the following intervening holding company subsidiaries: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.  Sun Life of Canada (U.S.) Variable Account G was established in accordance with Delaware law on July 25, 1996 and is registered as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account and paying charges relative to the Variable Account.  The Variable Account is fully funded at all times for the purposes of Federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The auditor of the consolidated financial statements of Sun Life Insurance and Annuity Company of New York is Deloitte & Touche LLP, an independent registered public accounting firm. Deloitte & Touche LLP is located at 200 Berkeley Street, Boston, Massachusetts  02116.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

The Policy is offered on a continuous basis.  The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for sale of the Policy.  The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Policy Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.  The amount and timing of commissions the Company may pay to Selling Broker-Dealers is not expected to be more than 40% of premium paid in the first Policy Year and 15% per annum of premium paid in Policy Years two through seven.  We may also pay a commission of-

o	up to 0.15% per annum of Account Value for Policy Years one through twenty; and

o	up to 0.10% per annum of Account Value thereafter.

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We may also pay up to an additional 0.15% per annum to broker-dealers who provide additional services specifically requested or authorized by corporate purchasers.  The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including, in some cases, payments to affiliates of the Company such as Sun Life Financial Distributors, Inc., in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable policies (including the Policy) or assets held within those policies and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Policies over other variable life policies (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies.

In addition to selling our variable policies (including the Policy), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual policy is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Policies by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Policies than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Policy to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Policy.

During 2005, 2006 and 2007, Clarendon retained no commissions in connection with the distribution of the Policies.

THE POLICY
To apply for a Policy, you must submit an application to our Principal Office.  We will then follow underwriting procedures designed to determine the insurability of the proposed Insured.  We offer the Policy on a regular (or

3

medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis.  The proposed Insured generally must be less than 81 years old for a Policy to be issued.  For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved.  To qualify for an expanded guaranteed issue or guaranteed issue underwriting basis, a proposed Insured must submit underwriting information and be pre-approved for such underwriting basis.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  We will not issue a Policy until the underwriting process has been completed to our satisfaction.  In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to an Insured to cover the cost of the increased mortality risk borne by the Company.  The cost of insurance charges are based on the 1980 Commissioner's Standard Ordinary Mortality Table A (for males and unisex Policies) or Table G (for females).

Expense Charges Applied to Premium.  We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

States and a few cities and municipalities may impose taxes on premiums paid for life insurance.  We will from time to time determine the applicable premium tax rate based on the rate we expect to pay.  The premium tax rate is guaranteed not to exceed 4%.

We deduct a 1.25% charge from each premium payment for our federal tax obligations.  This charge is guaranteed not to exceed 1.25%.

We also charge a sales load guaranteed not to exceed 8.75% on each premium payment up to and including Target Premium (as specified in the Policy) and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years.  Target Premium varies based on the Specified Face Amount and the Insured’s Issue Age and sex.  There are no sales load charges after the seventh Policy Year.  We may reduce or waive the sales load for certain sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender.  If you surrender the Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which you surrendered the Policy.

Reduction of Charges.  We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose.  We may change our requirements based on experience.  We will determine the propriety and amount of any reduction.  No reduction will be unfairly discriminatory against the interests of any class of policyowner.  Additional information may be obtained by calling the Company at 1-888-594-2654.

Increase in Face Amount.  After the first policy anniversary, you may request an increase in the Specified Face Amount.  You must provide satisfactory evidence of the Insured's insurability.  Once requested, an increase will become effective at the next policy anniversary following our approval of your request.  The Policy does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount.  The cost of insurance charges applicable to an increase in Specified Face Amount may be higher or lower than those charged on the original Specified Face Amount if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.  In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) will be included in this Statement of Additional Information by amendment.  The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) will be provided as relevant to its ability to meet its financial obligations under the Policies and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

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PART C

ITEM 26.  EXHIBITS

A.
Resolution of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

B.	None.

C.
Principal Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.)

D.
(1)  Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2)  Additional Protection Benefit Rider (APB Rider) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

 (3)  Flexible Premium Variable Universal Life Insurance Certificate (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4)  Additional Protection Benefit Rider (APB Rider)(Group Life) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)  Maturity Extension Rider (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(6)  Enhanced Cash Surrender Value Endorsement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(7)  Fixed Account Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(8)  Directed Deductions Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

E.
(1)  Application for Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2)  Application for Flexible Premium Variable Universal Life Insurance Policy (Master Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(3)  Application for Flexible Premium Variable Universal Life Insurance Policy (GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4)  Application for Flexible Premium Variable Universal Life Insurance Policy (Medical Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)  Consent Form (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6)  Application for Flexible Premium Variable Universal Life Insurance Policy (Expanded GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

F.
(1)  Certificate of Incorporation of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed with the Securities and Exchange Commission on March 29, 2004.)

(2)  Bylaws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed with the Securities and Exchange Commission on March 29, 2004.)

G.
Specimen Reinsurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

H.           (1)      Participation Agreement, dated February 17, 1998, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on February 3, 2000.)

 (2)     Amended and Restated Participation Agreement, dated December 13, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

 (3)     Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

(4)      Participation Agreement, dated September 1, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-82957, filed with the Securities and Exchange Commission on July 27, 2001.)

(5)      Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed with the Securities and Exchange Commission on December 31, 2002.)

 (6)      Participation Agreement, dated February 17, 1998, by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

 (7)      Amended and Restated Participation Agreement, dated November 6, 2002,by and among MFS/Sun Life Series Trust, Sun Life Insurance and Annuity Company of New York, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-107983, filed with the Securities and Exchange Commission on May 28, 2004.)

(8)      Participation Agreement, dated April 30, 2001, by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(9)      Amended and Restated Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(10)    Participation Agreement, dated July 15, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on July 3, 2002.)

(11)
Participation Agreement, dated September 12, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(12)
Participation Agreement, dated August 6, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, LP. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(13)
Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005).

(14)     Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Neuberger & Berman Management Incorporated. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(15)
Amended and Restated Participation Agreement, dated August 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(16)    Participation Agreement, dated February 17, 1998, by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 33-41628, filed with the Securities and Exchange Commission on April 26, 1999.)

I.
Third Party Administration Agreement between Andesa TPA, Inc. and Sun Life Assurance Company of Canada. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

J.	(1)
Powers of Attorney. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on April 24, 2008.)

(2)
Resolution of the Board of Directors of the Depositor dated July 24, 2003, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed with the Securities and Exchange Commission on February 5, 2004.)

K.	Legal Opinion.

L.           None.

M.           None.

N.	Consent of Independent Registered Public Accounting Firm (to be filed by amendment).

O.           None.

P.           None.

Q.           None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Director and Chairman
Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and Chief Financial Officer and Treasurer
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Counsel
Richard P. McKenney Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Director
Janet Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Employee Benefits Group
Robert C. Salipante Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and President
Michele G. Van Leer Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Director and General Manager, Retail Insurance and Annuity Division
James M.A. Anderson Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Actuary
Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations
Maura E. Slattery Machold Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources
Michael E. Shunney Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Sun Life Financial Distribution Group

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-6 of Sun Life of Canada (U.S.) Variable Account F, File No. 333-83516, filed February 12, 2008.

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

ITEM 29.  INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

(a)  Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, I and K, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, D, J and N, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account and Total Return Variable Account.

(b)
Name and Principal	Position and Offices
Business Address*	with Underwriter

James J. Cahill	President
Scott M. Davis	Director
Michele G. Van Leer	Director
Ronald H. Friesen	Director
Ann B. Teixeira	Assistant Vice President, Compliance
Michael S. Bloom	Secretary
Kathleen T. Baron	Chief Compliance Officer
Michael L. Gentile	Vice President
William T. Evers	Assistant Vice President and Senior Counsel
Jane F. Jette	Financial/Operations Principal and Treasurer
Alyssa M. Gair	Assistant Secretary
Michelle D’Albero	Counsel

* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c)  Not applicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life (U.S.).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 13th day of August, 2008.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ Robert C. Salipante*
Robert C. Salipante
President

*By:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert C. Salipante*	Director & President	April 24, 2008
Robert C. Salipante	(Principal Executive Officer)

/s/Ronald H. Friesen*	Director and Senior Vice President and	August 13, 2008
Ronald H. Friesen	Chief Financial Officer and Treasurer
(Principal Financial Officer)

/s/ Michael K. Moran*	Vice President and Chief Accounting Officer	August 13, 2008
Michael K. Moran	(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	August 13, 2008
Sandra M. DaDalt
Richard P. McKenney, Director
Thomas A. Bogart, Director
Scott M. Davis, Director
Michele G. Van Leer, Director

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed with the Securities and Exchange Commission on or about February 5, 2004.

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EXHIBIT INDEX

K	Legal Opinion

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